SEMIANNUAL REPORT JUNE 30, 1998
                                   ROCHESTER
                                FUND MUNICIPALS

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[logo] ROCHESTER
       FUND
       MUNICIPALS

     CONTENTS

2    President's Letter

3    Performance Update and Portfolio Review

4    An Interview with the Fund's Managers

6    Statement of Investments

29   Statement of Assets & Liabilities

30   Statement of Operations and Statements of Changes in Net Assets

31   Financial Highlights

33   Notes to Financial Statements

38   Officers & Trustees

     Information & Services (see back cover)


REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

o In managing Rochester Fund Municipals, we focused on higher-quality bonds, because we feel the current market doesn't compensate investors for the higher risks associated with lower-rated bonds.

o Our continued search for smaller new issues helps provide the Fund with higher income and total return potential than ordinary NYS issues.

o The Fund concentrated on the same investment strategies that have proven successful in the past. Our "scavenger hunts" continue to unearth opportunities in areas where other municipal managers typically do not venture. To help reduce volatility we include both premium bonds and mandatory sinking fund issues that shorten effective maturity.

o Improving economic conditions throughout New York led us to find creditworthy investments in virtually all areas of the state.

                                 TOTAL RETURNS

For the 6 month and 1-year periods ended 6/30/98 without sales charges and assuming reinvestment of all dividends into additional shares(1).

                    CLASS A

                       6 months              1 year
                       --------              ------
                        3.22%                9.67%

                    CLASS B

                       6 months              1 year
                       --------              ------
                        2.78%                8.70%

                    CLASS C

                       6 months              1 year
                       --------              ------
                        2.78%                8.76%

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(1) Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account. Total returns for the 6-month period are cumulative and are not annualized.


DEAR SHAREHOLDER,
--------------------------------------------------------------------------------


              [PHOTO]


       Bridget A. Macaskill
       President
       Rochester Fund Municipals

As we move further into 1998, we remain impressed by the remarkable resilience of the financial markets. Recent efforts by the United States to help support the Japanese yen have inspired hope that the fallout of the Asian economic crisis can be contained. In general, the U.S. and world markets have continued to build wealth for investors at a virtually unprecedented pace.

     At OppenheimerFunds, we are pleased to help our fund shareholders participate in the potential rewards of today's markets, but we also recognize that this rate of growth cannot last forever. Because no one can predict exactly when the next correction or bear market might occur, we think it is prudent to continually identify, evaluate and manage the risks that may affect our fund shareholders.

     We believe that one of the leading risks facing investors today is that stock valuations are at the high end of their historical range, while U.S. corporate earnings growth is slowing. Given these facts, we believe it is unlikely that stocks will sustain the growth rate of the past three years. Stock prices could continue trading near current levels until earnings "catch up," or there could be a market correction. However, we believe that either scenario would be only a temporary pause on the way to potentially greater long-term gains.

     We are also examining the potential economic effects of the "millennium problem" that may render many computer systems unable to recognize the year 2000 when it arrives. Solving this problem has required companies to divert substantial human and financial resources from their core businesses, possibly constraining global economic growth during 1999 and 2000.

     For our part, we can report that OppenheimerFunds has made solid progress toward ensuring that our shareholder accounting systems are fully "Year 2000 compliant," and that all shareholder accounts will make a seamless transition into the 21st century.

     We encourage you to meet with your financial advisor to discuss how a possible market correction or the millennium problem may affect your investments. Together, you can prepare your investment portfolio for the challenges and opportunities of the new century.


Sincerely,

/s/ BRIDGET A. MACASKILL
------------------------
Bridget A. Macaskill

                                                                  August 4, 1998


2 Rochester Fund Municipals

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PERFORMANCE UPDATE
--------------------------------------------------------------------------------
Rochester Fund Municipals has performed well over the past six months, with Class A shares providing a cumulative return of 3.22%, without sales charges.(1) The Fund's positive returns can largely be attributed to successful management of the portfolio's diversity. Over 1,000 issues from all over the state help us to diversify the complete spectrum of risk, not just credit or interest rate risk.

ROCHESTER FUND MUNICIPALS CLASS A

The Value of $10,000 invested for 5 years (without sales charges) and the Lehman Brothers Municipal Bond Index


                           [GRAPHICAL REPRESENTATION]
                      Rochester Fund Municipals = $13,638
                   Lehman Brothers Municipal Index = $13,181
                               6/30/93 - 6/30/98

Results of a hypothetical $10,000 investment in Class A shares on June 30, 1998. The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment grade municipal bonds which is widely regarded as a measure of the performance of the general municipal bond market. The Index cannot be purchased directly by investors.


                                  TOTAL RETURNS(2)
                         For the periods ended 6/30/98


                                Cumulative                   Average Annual
                            -----------------            --------------------
                            NAV           MOP            NAV              MOP
                            ---           ---            ---              ---
A SHARES
 1-Year                     9.67%        4.46%           9.67%           4.46%
 5-Year                    36.38%       29.90%           6.40%           5.37%
10-Year                   132.25%      121.22%           8.79%           8.26%
 Life (5/15/86)           170.56%      157.71%           8.56%           8.12%

B SHARES
 1-Year                     8.70%        3.70%           8.70%           3.70%
 Life (3/17/97)            11.76%        7.76%           9.03%           5.99%

C SHARES
 1-Year                     8.76%        7.76%           8.76%           7.76%
 Life (3/17/97)            11.83%       11.83%           9.08%           9.08%


(1) Includes changes in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

(2) Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. MOP stands for Maximum Offering Price, and calculations for Class A returns at MOP include the maximum initial sales charge of 4.75%. Class B returns at MOP include the applicable contingent deferred sales charge of 5% (1-year) and 4% (life-of-class). Class C returns for the 1-year period include the contingent deferred sales charge of 1%. An explanation of the different performance calculations is in the Fund's prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge. NAV stands for Net Asset Value, and returns at NAV do not reflect payment of any sales charge.


PORTFOLIO REVIEW(3)
-------------------------------------------------------------------------------
                                     ------
                                     YIELDS
                                     ------
                          For the 30 days ended 6/30/98

                          STANDARDIZED           DIVIDEND
                             YIELD                YIELD
                          ------------           --------

             CLASS A         4.62%                5.50%
             CLASS B         3.98%                4.98%
             CLASS C         3.99%                4.99%


Dividend yield (based on last distribution) and standardized yield (based on net investment income for the 30-day period ended 6/30/98) are annualized and divided by period-end offering price. Falling share prices may artificially increase yields.

Investors should be aware that this report dated June 30, 1998 does not reflect subsequent dividend reductions effective with the July dividend payment. Investors are encouraged to contact their investment advisor and learn more about the Fund's current standardized and distribution yields.

Rochester Fund Municipals is for investors looking for income that's exempt from federal, New York State, and New York City personal income taxes.

CREDIT ALLOCATION


                                               AAA          26.1%
                                               AA           11.7%
[PIE CHART REPRESENTATION]                     A            29.8%
                                               BBB          18.9%
                                               BB            0.4%
                                               B             1.9%
                                               Not Rated    11.2%



WHAT WE LOOK FOR

o    Issues that provide high triple tax-free income.

o    Value-oriented issues with price appreciation potential.

o    A diversity of issues across the state.

o    Municipal regions with improving credit quality.

TOP 5 SECTORS
--------------------------------------------------------------------------------
Hospital/Healthcare                                       16.5%
--------------------------------------------------------------------------------
General Obligation                                        11.1%
--------------------------------------------------------------------------------
Electric Utilities                                        10.2%
--------------------------------------------------------------------------------
Multi-Family Housing                                      10.0%
--------------------------------------------------------------------------------
Resource Recovery                                          8.9%
--------------------------------------------------------------------------------

(3) Portfolio data are as of 6/30/98, and are subject to change. Portfolio data are dollar-weighted based on total market value of investments. Securities rated by a rating organization other than Standard & Poor's Rating Group are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category. See page 28 for further explanation.


3 Rochester Fund Municipals



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AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------


                                     [PHOTO]

                       PORTFOLIO MANAGEMENT TEAM (l to r)


                                  Tony Tanner
        (Vice President, Rochester Division; Assistant Portfolio Manager)

                                  Ron Fielding
       (Senior Vice President, OppenheimerFunds, Inc.; Portfolio Manager
                             and Chief Strategist)


By maintaining a disciplined investment approach . . . we try to provide above average yield and total return on behalf of our shareholders.

WHAT RECENT EVENTS HAVE WE SEEN IN THE NEW YORK MUNICIPAL BOND MARKET?

Thus far, 1998 has been interesting, yet fairly stable. The New York municipal bond market cheapened in early 1998, due in part to the State's largest municipal bond issue yet, for the Long Island Power Authority. Fortunately, the demand for municipal bonds enabled the debt issued to date to become completely absorbed into the market, while maintaining yields that we view as being quite attractive.

     One particular trend in 1998, which should be of special interest to shareholders of the Fund, is the upgrading of state debt by the nation's rating services. Last February, New York City General Obligation Debt was upgraded to A3 from Baa1 by Moody's Investors Service, and most recently from BBB+ to A- by Standard & Poor's Ratings Services. We've also seen upgrades in debt issued by Niagara Mohawk (from BB+ to BBB+) and Long Island Lighting (from BB+ to A-); issues we have believed in for many years.

     The difference between the yields offered by high quality and lower quality bonds has continued to be an issue in 1998. As we see that spread continue to narrow, it becomes more and more important for us to conduct our own internal research to determine a smaller, unrated issue's ability to reward the investor with sufficient incremental yield to warrant the assumption of greater risk.

WHAT ABOUT INTEREST RATES?

Despite the fact that they are the single most influential force on the performance of the Fund, we truly do not try to predict what will happen. Though we have studied economics and finance at the graduate school level, we have learned through years of experience that trying to predict interest rates is a "fool's game"; fine for cocktail party conversation, but not when one's life savings are at risk. By maintaining a disciplined investment approach, which has weathered both rising and falling interest rate environments, we try to provide above average yield and total return on behalf of our shareholders.

     However, to answer the question, yields on New York municipal bonds have shown little net change during the first six months of the year. The yield curve is very "flat", meaning that there is little difference in yields for different maturities of debt. As we get into the latter part of 1998, a continued low inflationary environment should bode well for interest rates and the municipal bond market.

HOW DO YOU MANAGE THE FUND IN THIS ENVIRONMENT?

In essence, the same way we always have. While we have always managed the Fund to temper interest rate risk with a portfolio of widely diversified issues, we look to the individual stories behind the issues to determine bond selection and value for the portfolio. It's a micro, or "bottom-up" approach, but we believe that it is where we, as portfolio managers, can best provide added value for our shareholders. For example, it has always been our policy to select individual bonds we believe to be undervalued, and sell bonds in areas that we believe to be overvalued. Our own internal research helps identify what we believe to be a solid financial opportunity, regardless of how the general marketplace views and prices the issue.

     Our investors should know that we have developed a certain affinity for callable bonds, and have bought them especially when we believe they won't be called. Such issues continue cranking out a lot of income if they pass their call dates without being called, and their prices remain very steady. In addition, callable bonds

4 Rochester Fund Municipals
tend to outperform noncallables when interest rate volatility is low--precisely what we have seen this year.

     We will continue to follow the time-tested investment strategies we have used for years. In each buy/sell decision, we look for individual, often obscure bonds that offer a better risk/reward trade-off than those in the portfolio. In markets that exhibit tight spreads, we find that our strategies of scavenger hunting the secondary markets, looking to pick up odd lots and reducing the Fund's tax exposure become even more important.

HOW HAS THE FUND PERFORMED?

Rochester Fund Municipals Class A shares have provided total returns of 9.67% and 3.22% without sales charges, for the one-year and six month periods ended June 30, 1998, respectively.(1)

     In addition, investors should be aware that the Fund's (A Share) per share price (without sales charge) experienced only minor fluctuations these first six months--from $18.67 on December 31, 1997 to $18.71 on June 30, 1998. In addition, in June, the Fund surpassed the $3.5 billion mark, and at this recent quarter end, the portfolio has grown to include over 1,000 individual issues.

WHAT THOUGHTS WOULD YOU LIKE TO SHARE WITH THE FUND'S INVESTORS?

Our greatest concern is that the strength in the current equity market may cause investors to underweight bonds and bond funds in their portfolios. We all recognize the wonderful past performance of the equity markets, but we fear that higher stock prices have made people inclined to allocate more money to stocks, while these same consumers would buy less of any other item that had risen sharply in price.

                                    [PHOTO]

Portfolio Management Team (l to r)
Dan Loughran
(Assistant Vice President, Rochester Division; Senior Research Analyst)
Rich Stein
(Vice President, Rochester Division; Credit Analysis)

     Even though our Fund's yield has decreased over the years, you should know that, compared to the very low current inflation rates, current yields are attractive. People often forget that when yields generally were higher, high inflation was significantly reducing their purchasing power. Real interest rates, after subtracting inflation, are in fact currently at very high levels. Today's equity investor is well aware that a P/E ratio of 25 is considered fairly normal in the U.S. equity market, but that means you'll earn 1/25, or about 4%, on your ownership of that company. At month end, Rochester Fund Municipals' Class A dividend yield was 5.50% (30 day standardized yield of 4.62%)(2), and that was tax-free.

     We know that holding municipal bonds or muni bond funds can be fairly boring in these times, but we continue to believe that investors should consult with their financial advisors to ensure that their investment mix continues to reflect their overall strategy.

(1) Includes changes in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account. Past performance is not a guarantee of future investment results.

(2) Dividend yield is based on an annualization of the prior monthly distribution and the maximum offering price on 6/30/98. Standardized yield is based on net investment income for the 30-day period ended 6/30/98. Falling net asset values will tend to artificially raise yields.

                                   * * * * *

     Rochester Fund Municipals (Class A Share) has received Morningstar's highest 5-star overall ranking at June 30, 1998. For the 3-year, 5-year and 10-year periods ended 6/30/98, the Fund's star rankings are five stars, four stars and five stars, respectively. 1549, 860 and 349 municipal funds were rated for these periods, respectively.(3)

     (3) Source: Morningstar, Inc., 6/30/98. Overall star rankings are based on a weighted average of the Fund's 3-, 5- and 10-year rankings. Ten percent of the funds in an investment category receive five stars (highest), 22.5% receive four stars (above average), 35% receive three stars (average), 22.5% receive two stars (below average), and 10% receive one star (lowest). Morningstar, Inc. is a nationally recognized mutual fund rating service. Morningstar proprietary star rankings reflect historical risk-adjusted total return as of June 30, 1998. The rankings are subject to change every month. Rankings are based on past performance, which is no guarantee of future results. Morningstar rankings are calculated from the fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns.

5 Rochester Fund Municipals



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

STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
====================================================================================================================================
        Face
        Amount             Description                                     Coupon            Maturity              Market Value
------------------------------------------------------------------------------------------------------------------------------------
  MUNICIPAL BONDS AND NOTES--102.2%
  NEW YORK--92.8%
$     215,000  Albany County IDA (Upper Hudson Library)                     8.750%          05/01/07         $       225,505
      940,000  Albany County IDA (Upper Hudson Library)                     8.750           05/01/22               1,011,280
      495,512  Albany Hsg. Authority                                        0.000           10/01/12 (p)             131,008
      400,000  Albany IDA (Albany Golf)                                     7.500           05/01/12                 441,232
    2,560,000  Albany IDA (Albany Medical Center)                           8.250           08/01/04               2,744,883
    1,015,000  Albany IDA (Albany Rehab.)                                   8.375           06/01/23               1,125,331
    1,715,000  Albany IDA (MARA Mansion Rehab.)                             6.500           02/01/23               1,769,400
    1,395,000  Albany IDA (Port of Albany)                                  7.250           02/01/24               1,526,549
    1,770,000  Albany Parking Authority                                     0.000           11/01/17                 651,041
   10,070,000  Allegany County IDA (Alfred University)                      7.500           09/01/11              11,033,900
    1,500,000  Allegany County IDA (Houghton College)                       5.250           01/15/24               1,476,120
    4,190,000  Amherst IDA (Amherst Rink)                                   5.650           10/01/22               4,325,295
       32,670  Auburn IDA (Wegmans)                                         7.250           12/01/1998                32,840
    1,100,000  Babylon IDA (JFB & Sons Lithographers)                       7.625           12/01/06               1,165,032
    2,570,000  Babylon IDA (JFB & Sons Lithographers)                       8.625           12/01/16               2,766,502
    1,330,000  Babylon IDA (WWH Ambulance)                                  7.375           09/15/08               1,473,893
    3,850,000  Batavia Hsg. Authority (Trocaire Place)                      8.750           04/01/25               4,054,897
      515,000  Batavia Hsg. Authority (Washington Towers)                   6.500           01/01/23                 537,717
      800,000  Battery Park City Authority                                  5.750           06/01/23                 806,600
    1,050,000  Battery Park City Authority                                  5.800           11/01/22               1,111,877
      700,000  Battery Park City Authority                                 10.000           06/01/23                 726,775
    1,450,000  Bayshore HDC                                                 7.500           02/01/23               1,555,720
      215,000  Beacon IDA (Craig House)                                     9.000           07/01/11                 215,030
    1,000,000  Bethany Retirement Home                                      7.450           02/01/24               1,161,720
    1,065,000  Blauvelt Volunteer Fire Company                              6.250           10/15/17               1,088,856
       35,000  Bleeker Terrace HDC                                          8.100           07/01/01                  35,184
       45,000  Bleeker Terrace HDC                                          8.350           07/01/04                  45,143
      900,000  Bleeker Terrace HDC                                          8.750           07/01/07                 908,343
    6,965,000  Brookhaven IDA (Dowling College)                             6.750           03/01/23               7,504,370
      870,000  Brookhaven IDA (Farber) (b)                                  6.375(v)        12/01/02                 870,000
      490,000  Brookhaven IDA (Farber) (b)                                  6.375(v)        12/01/04                 490,000
      535,000  Brookhaven IDA (Interdisciplinary School)                    8.500           12/01/04                 588,479
    3,220,000  Brookhaven IDA (Interdisciplinary School)                    9.500           12/01/19               3,664,457
      190,000  Broome County IDA (Industrial Park)                          7.550           12/01/00                 191,606
      195,000  Broome County IDA (Industrial Park)                          7.600           12/01/01                 196,702
      645,000  Broome County IDA (Simulator)                                8.250           01/01/02                 659,674
      600,000  Capital District Youth Center                                6.000           02/01/17                 640,938
      500,000  Carnegie Redevelopment Corp.                                 7.000           09/01/21                 549,775
    6,250,000  Castle Rest Residential Health Care Fac.                     5.750           08/01/37               6,587,750
    1,910,000  Cattaraugus County IDA (Cherry Creek)                        9.800           09/01/10               2,117,502
    8,465,000  Cattaraugus County IDA (St. Bonaventure University)          8.300           12/01/10               9,262,742
    8,600,000  Cayuga County COP (Auburn Hospital)                          6.000           01/01/21               9,107,744
    1,700,000  Chautauqua County IDA (Jamestown Devel. Corp.)               7.125           11/01/08               1,707,650
    3,395,000  Chautauqua County IDA (Jamestown Devel. Corp.)               7.125           11/01/18               3,414,555
      685,000  City of Port Jervis (Future Home Tech.)                     10.000           11/01/08                 709,085
    2,255,000  City of Port Jervis (Mercy Hospital)                         5.500           11/01/16               2,271,845
        5,000  Clifton Park COP (Clifton Commons)                           8.500           08/01/08                   6,648
    3,495,000  Clifton Springs Hospital & Clinic                            8.000           01/01/20               3,889,865


                                                     6 Rochester Fund Municipals


STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------
$      35,000  Cohoes GO                                                    6.200%          03/15/12         $        35,364
       25,000  Cohoes GO                                                    6.200           03/15/13                  25,182
       25,000  Cohoes GO                                                    6.250           03/15/14                  25,260
       25,000  Cohoes GO                                                    6.250           03/15/15                  25,338
       25,000  Cohoes GO                                                    6.250           03/15/16                  25,230
      595,000  Columbia County IDA (ARC)                                    7.750           06/01/05                 653,274
    2,650,000  Columbia County IDA (ARC)                                    8.650           06/01/18               3,024,127
      685,000  Columbia County IDA (Berkshire Farms)                        6.900           12/15/04                 739,684
    1,855,000  Columbia County IDA (Berkshire Farms)                        7.500           12/15/14               2,065,320
       60,000  Cortland County IDA (Paul Bunyon Products)                   8.000           07/01/00                  61,298
    3,500,000  Dutchess County IDA (Bard College)                           7.000           11/01/17               3,915,905
    1,800,000  Dutchess County IDA (Merchants Press) (b)                    7.950(d)        06/30/02               1,080,000
    4,590,000  Dutchess County IDA (Merchants Press) (b)                    9.000(d)        06/30/22               2,754,000
    1,700,000  Dutchess County Res Rec (Solid Waste)                        6.800           01/01/10               1,839,927
    1,805,000  Dutchess County Res Rec (Solid Waste)                        7.000           01/01/10               1,960,320
    1,540,000  Dutchess County Water & Waste                                0.000           06/01/25                 374,697
    1,540,000  Dutchess County Water & Waste                                0.000           06/01/26                 354,570
    1,000,000  Dutchess County Water & Waste                                0.000           06/01/27                 218,380
    3,000,000  Dutchess County Water & Waste                                5.375           06/01/19               3,010,350
    2,000,000  East Rochester Hsg. Authority (Linden Knoll)                 5.350           02/01/38               1,999,900
    3,250,000  East Rochester Hsg. Authority (St. John's Meadows)           5.675           08/01/22               3,410,810
    4,250,000  East Rochester Hsg. Authority (St. John's Meadows)           5.700           08/01/27               4,487,660
    1,885,000  East Rochester Hsg. Authority (St. John's Meadows)           5.750           08/01/37               1,996,705
    4,095,000  East Rochester Hsg. Authority (St. John's Meadows)           5.950           08/01/27               4,296,515
       25,000  Elmira HDC                                                   7.500           08/01/07                  25,773
    3,520,000  Erie County IDA (Affordable Hospitality)                     9.250           12/01/15               3,662,419
    1,370,000  Erie County IDA (Air Cargo)                                  8.250           10/01/07               1,426,882
    2,380,000  Erie County IDA (Air Cargo)                                  8.500           10/01/15               2,523,252
      100,000  Erie County IDA (Episcopal Church Home)                      6.000           02/01/28                 101,749
       63,000  Erie County IDA (Great Lakes Orthodontic)                   12.099           05/01/00                  68,128
    3,230,000  Erie County IDA (Medaille College)                           8.000           12/30/22               3,574,899
    1,355,000  Erie County IDA (Mercy Hospital)                             6.250           06/01/10               1,397,046
   16,565,000  Erie County Water Revenue, 4th Series                        0.000           12/01/17               4,127,170
    4,245,000  Franklin County SWMA                                         6.250           06/01/15               4,420,488
      160,000  Fulton County IDA (Crossroads Incubator)                     8.500           12/15/1998  (a)          163,363
      700,000  Geneva IDA (FLCP)                                            8.250           11/01/04                 765,730
    1,000,000  Geneva IDA (FLCP)                                            8.500           11/01/16               1,096,910
    2,055,000  Groton Community Health Care Center                          7.450           07/15/21               2,404,823
      680,000  Hamilton Elderly Hsg. Corp.                                 11.250           01/01/15                 711,457
    1,465,000  Herkimer County IDA (Burrows Paper)                          7.250           01/01/01               1,509,023
   14,440,000  Herkimer County IDA (Burrows Paper)                          8.000           01/01/09              15,776,711
    6,595,000  Housing NY Corp.                                             5.500           11/01/20               6,681,790
       50,000  Housing NY Corp.                                             5.500           11/01/20                  50,356
      990,000  Hudson IDA (Have, Inc.)                                      8.125           12/01/17               1,072,130
      435,000  Hudson IDA (Northside)                                       9.000           12/01/09                 465,259
      960,000  Islip IDA (Leeway School)                                    9.000           08/01/21               1,055,386
       50,000  Islip IDA (WJL Realty)                                       7.800           03/01/03                  52,132
      100,000  Islip IDA (WJL Realty)                                       7.850           03/01/04                 104,263
      100,000  Islip IDA (WJL Realty)                                       7.900           03/01/05                 104,280
      500,000  Islip IDA (WJL Realty)                                       7.950           03/01/10                 527,085


                                                    7 Rochester Fund Municipals



STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------
$   2,000,000  Islip Res Rec                                                6.500%          07/01/09          $    2,286,780
    2,650,000  Lockport HDC                                                 6.000           10/01/18               2,754,172
   21,450,000  Long Island Power Authority                                  5.500           12/01/29              21,747,297
   10,000,000  Long Island Power Authority                                  5.750           12/01/24              10,517,400
      100,000  Lowville GO                                                  7.200           09/15/05                 116,061
       75,000  Lowville GO                                                  7.200           09/15/07                  88,946
      100,000  Lowville GO                                                  7.200           09/15/12                 121,090
      100,000  Lowville GO                                                  7.200           09/15/13                 121,604
      100,000  Lowville GO                                                  7.200           09/15/14                 121,776
    5,350,000  Lyons Community Health Initiatives Corp.                     6.800           09/01/24               5,913,195
    4,640,000  Macleay Hsg. (Larchmont Woods)                               8.500           01/01/31               4,942,389
    2,495,000  Mechanicsville HDC                                           6.900           08/01/22               2,614,760
      905,000  Middleton IDA (Fleurchem)                                    8.000           12/01/16               1,005,084
    3,740,000  Middleton IDA (Southwinds)                                   8.375           03/01/18               4,177,692
       70,000  Monroe County Airport                                        7.250           01/01/19                  74,198
      450,000  Monroe County COP                                            8.050           01/01/11                 475,151
    4,260,000  Monroe County IDA (Al Sigl Center)                           6.600           12/15/17               4,567,444
    1,590,000  Monroe County IDA (Al Sigl Center)                           7.250           12/15/15               1,753,643
    3,080,000  Monroe County IDA (Brazill Merk)                             7.900           12/15/14               3,273,239
      900,000  Monroe County IDA (Canal Ponds)                              7.000           06/15/13                 985,842
       10,000  Monroe County IDA (Cohber)                                   7.550           12/01/01                  10,238
       10,000  Monroe County IDA (Cohber)                                   7.650           12/01/02                  10,272
       10,000  Monroe County IDA (Cohber)                                   7.700           12/01/03                  10,276
      170,000  Monroe County IDA (Cohber)                                   7.850           12/01/09                 175,211
    2,233,749  Monroe County IDA (Cottrone Devel.)                          9.500           12/01/10               2,432,575
      345,722  Monroe County IDA (De Carolis)                               7.500           01/30/05                 345,933
      880,000  Monroe County IDA (DePaul CF)                                6.450           02/01/14                 971,564
    1,285,000  Monroe County IDA (DePaul CF)                                6.500           02/01/24               1,416,481
      405,000  Monroe County IDA (DePaul Properties)                        8.300           09/01/02                 443,722
    4,605,000  Monroe County IDA (DePaul Properties)                        8.800           09/01/21               5,075,953
   14,565,000  Monroe County IDA (Genesee Hospital)                         7.000           11/01/18              15,402,488
    1,000,000  Monroe County IDA (Jewish Home)                              6.875           04/01/17               1,058,960
    4,945,000  Monroe County IDA (Jewish Home)                              6.875           04/01/27               5,197,937
    1,495,000  Monroe County IDA (Melles Griot)                             9.500           12/01/09               1,535,634
    2,053,000  Monroe County IDA (Morrell/Morrell)                          7.000           12/01/07               2,157,518
      500,000  Monroe County IDA (Nazareth College)                         5.250           04/01/23                 501,480
    4,330,000  Monroe County IDA (Piano Works)                              7.625           11/01/16               4,789,500
    2,625,000  Monroe County IDA (Roberts Wesleyan College)                 6.700           09/01/11               2,723,910
    3,490,000  Monroe County IDA (RTM Turbine) (b)                          7.750           12/01/06               2,443,000
    3,060,000  Monroe County IDA (RTM Turbine) (b)                          8.000           12/01/11               2,142,000
      770,000  Monroe County IDA (RTM Turbine) (b)                          8.500           12/01/16                 539,000
       70,000  Monroe County IDA (West End Business)                        6.750           12/01/04                  74,450
      520,000  Monroe County IDA (West End Business)                        6.750           12/01/04                 553,056
      125,000  Monroe County IDA (West End Business)                        6.750           12/01/04                 133,645
      345,000  Monroe County IDA (West End Business)                        8.000           12/01/14                 382,025
      515,000  Monroe County IDA (West End Business)                        8.000           12/01/14                 570,270
      170,000  Monroe County IDA (West End Business)                        8.000           12/01/14                 188,244
    1,375,000  Monroe County IDA (West End Business)                        8.000           12/01/14               1,522,565
      285,000  Monroe HDC                                                   7.000           08/01/21                 296,055
    5,860,000  Montgomery County IDA (Amsterdam)                            7.250           01/15/19               6,052,853


                                                     8 Rochester Fund Municipals


STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------
$   1,015,000  Montgomery County IDA (New Dimensions in Living)             8.900%          05/01/16         $     1,106,035
   10,000,000  MTA IVRC (b)                                                 7.306(f)        07/01/11              10,812,500
    1,000,000  MTA Service Contract, Series 8                               5.375           07/01/21               1,006,610
    1,000,000  MTA Service Contract, Series R                               5.500           07/01/12               1,043,800
    1,270,000  MTA Service Contract, Series R                               5.500           07/01/12               1,325,626
      815,000  MTA Service Contract, Series R                               5.500           07/01/13                 846,964
    2,500,000  MTA Service Contract, Series R                               5.500           07/01/14               2,586,675
    3,320,000  MTA Service Contract, Series R                               5.500           07/01/17               3,402,137
    4,360,000  MTA Service Contract, Series R                               5.500           07/01/17               4,467,866
    9,400,000  MTA YCR (b)                                                  7.253(f)        07/01/13               9,799,500
    3,000,000  MTA YCR (b)                                                  7.253(f)        07/01/22               3,112,500
    5,000,000  MTA, Series C1                                               5.375           07/01/27               5,104,150
    9,690,000  MTA, Series C1                                               5.500           07/01/22               9,837,869
   13,480,000  MTA, Series C1                                               5.625           07/01/27              13,813,495
       70,000  MTA, Series G                                                5.500           07/01/14                  70,016
    1,000,000  MTA, Series G                                                5.500           07/01/15               1,000,320
       65,000  MTA, Series G                                                5.500           07/01/16                  65,010
       45,000  MTA, Series H                                                5.500           07/01/15                  45,008
      802,824  Municipal Assistance Corp. for Troy, NY                      0.000           07/15/21                 250,449
    1,218,573  Municipal Assistance Corp. for Troy, NY                      0.000           01/15/22                 370,653
    2,725,000  Nassau County IDA (ACLDD)                                    8.125           10/01/22               3,018,265
      305,000  Nassau County IDA (RJS Scientific)                           8.050           12/01/05                 338,248
    2,700,000  Nassau County IDA (RJS Scientific)                           9.050           12/01/25               3,134,457
    1,950,000  Nassau County IDA (Sharp International)                      7.375           12/01/07               2,059,824
    3,070,000  Nassau County IDA (Sharp International)                      7.375           12/01/07               3,241,337
    2,610,000  Nassau County IDA (Sharp International)                      7.875           12/01/12               2,777,405
    1,650,000  Nassau County IDA (Sharp International)                      7.875           12/01/12               1,756,359
      500,000  Nassau County IDA (Structural Industries)                    7.750           02/01/12                 568,940
       20,000  New Hartford HDC                                             7.375           01/01/24                  21,221
    1,515,000  New Hartford Sunset Wood Project                             5.950           08/01/27               1,582,463
    3,000,000  New Rochelle IDA (CNR)                                       6.750           07/01/22               3,237,000
    4,950,000  Newark/Wayne Community Hospital                              5.875           01/15/33               5,151,218
    2,365,000  Newark/Wayne Community Hospital                              7.600           09/01/15               2,571,110
      185,000  Newburgh GO                                                  7.100           09/15/07                 197,870
      185,000  Newburgh GO                                                  7.100           09/15/08                 196,674
      180,000  Newburgh GO                                                  7.150           09/15/09                 191,275
      150,000  Newburgh GO                                                  7.150           09/15/10                 159,000
      155,000  Newburgh GO                                                  7.200           09/15/11                 163,641
      155,000  Newburgh GO                                                  7.200           09/15/12                 162,832
      160,000  Newburgh GO                                                  7.250           09/15/13                 168,141
      155,000  Newburgh GO                                                  7.250           09/15/14                 162,685
    2,310,000  Newburgh IDA (ARMA Textile Printers)                         7.125           11/01/07               2,413,673
    4,880,000  Newburgh IDA (ARMA Textile Printers)                         8.000           11/01/17               5,143,764
    1,045,000  Niagara County IDA (Maryland Maple)                         10.250           11/15/09               1,085,703
    1,900,000  Niagara County IDA (Sevenson Hotel)                          6.600           05/01/07               1,955,081
      715,000  North Babylon Volunteer Fire Company                         5.750           08/01/22                 752,223
      585,000  North Tonawanda HDC                                          6.800           12/15/07                 640,481
    3,295,000  North Tonawanda HDC                                          7.375           12/15/21               3,842,827
      270,000  NYC GO                                                       0.000           05/15/11                 140,648
    4,990,000  NYC GO                                                       0.000           11/15/11               2,534,371

                                                     9 Rochester Fund Municipals


STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------
$     200,000  NYC GO                                                       0.000%          05/15/12         $        98,370
       40,000  NYC GO                                                       0.000           10/01/12                  19,298
    1,750,000  NYC GO                                                       0.000(c)        05/15/14               1,435,438
      500,000  NYC GO                                                       0.000(c)        08/01/14                 397,140
       70,000  NYC GO                                                       0.000(c)        08/15/16 (p)              61,156
      100,000  NYC GO                                                       0.000(c)        08/01/25                  62,542
    2,875,000  NYC GO                                                       5.000           08/01/23               2,769,459
    1,285,000  NYC GO                                                       5.125           02/01/11               1,301,756
    1,250,000  NYC GO                                                       5.125           08/01/13               1,249,938
    1,250,000  NYC GO                                                       5.125           08/01/25               1,217,800
    2,060,000  NYC GO                                                       5.250           08/01/12               2,098,419
    9,465,000  NYC GO                                                       5.250           08/01/20               9,385,115
    2,970,000  NYC GO                                                       5.250           08/01/21               2,940,449
    5,910,000  NYC GO                                                       5.300           08/01/24               5,897,294
      570,000  NYC GO                                                       5.375           08/01/19                 574,372
    1,170,000  NYC GO                                                       5.375           08/01/27               1,173,042
   13,170,000  NYC GO                                                       5.375           11/15/27              13,269,565
       85,000  NYC GO                                                       5.500           10/01/18                  86,081
    4,305,000  NYC GO                                                       5.500           02/15/26               4,377,109
   14,515,000  NYC GO                                                       5.500           11/15/37              14,753,481
       20,000  NYC GO                                                       5.625           08/01/16                  20,588
       35,000  NYC GO                                                       5.750           02/01/20                  36,504
    4,865,000  NYC GO                                                       5.875           08/01/24               5,202,388
    2,000,000  NYC GO                                                       5.875           08/01/24               2,116,900
    6,000,000  NYC GO                                                       6.000           02/01/11               6,485,940
       90,000  NYC GO                                                       6.000           08/01/15 (p)              90,178
       10,000  NYC GO                                                       6.000           08/01/15                  10,015
       50,000  NYC GO                                                       6.000           10/15/16                  53,741
       40,000  NYC GO                                                       6.000           08/01/19 (p)              40,079
       70,000  NYC GO                                                       6.000           02/15/20                  74,183
       90,000  NYC GO                                                       6.000           05/15/20                  98,402
      180,000  NYC GO                                                       6.000           05/15/20 (p)             189,454
       90,000  NYC GO                                                       6.000           02/15/24                  96,242
       10,000  NYC GO                                                       6.000           02/01/25 (p)              11,055
      665,000  NYC GO                                                       6.000           02/01/25                 704,740
    8,180,000  NYC GO                                                       6.000           10/01/26               8,810,842
       80,000  NYC GO                                                       6.000           10/01/26 (p)              90,237
   14,885,000  NYC GO                                                       6.125           02/01/25              16,030,401
    3,715,000  NYC GO                                                       6.125           02/01/25 (p)           4,183,684
    8,735,000  NYC GO                                                       6.125           08/01/25               9,484,201
       15,000  NYC GO                                                       6.250           04/01/21                  16,350
       55,000  NYC GO                                                       6.250           04/01/21 (p)              62,499
    5,765,000  NYC GO                                                       6.250           04/15/27               6,576,770
    6,435,000  NYC GO                                                       6.250           04/15/27 (p)           7,006,750
       95,000  NYC GO                                                       6.500           08/01/14                 108,443
      405,000  NYC GO                                                       6.500           08/01/14 (p)             449,591
    1,580,000  NYC GO                                                       6.500           08/01/15               1,739,438
      420,000  NYC GO                                                       6.500           08/01/15 (p)             479,430
    1,170,000  NYC GO                                                       6.600           02/15/10               1,310,903
      830,000  NYC GO                                                       6.600           02/15/10 (p)             946,026


                                                    10 Rochester Fund Municipals


STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------
$  15,580,000  NYC GO                                                       6.625%          02/15/25 (p)     $    17,780,052
      420,000  NYC GO                                                       6.625           08/01/25 (p)             482,609
    1,580,000  NYC GO                                                       6.625           08/01/25               1,765,713
        5,000  NYC GO                                                       7.000           02/01/10                   5,063
      590,000  NYC GO                                                       7.000           10/01/12 (p)             663,426
       35,000  NYC GO                                                       7.000           10/01/12                  38,698
       25,000  NYC GO                                                       7.000           02/01/18                  27,289
       10,000  NYC GO                                                       7.000           02/01/20                  10,916
       75,000  NYC GO                                                       7.000           02/01/20                  81,866
      575,000  NYC GO                                                       7.000           02/01/20 (p)             637,681
      560,000  NYC GO                                                       7.000           02/01/22                 611,268
    4,040,000  NYC GO                                                       7.000           02/01/22 (p)           4,480,400
      875,000  NYC GO                                                       7.100           02/01/09 (p)             973,271
      125,000  NYC GO                                                       7.100           02/01/09                 137,783
    3,525,000  NYC GO                                                       7.100           02/01/10 (p)           3,920,893
      475,000  NYC GO                                                       7.100           02/01/10                 523,574
      210,000  NYC GO                                                       7.100           02/01/11                 230,278
    1,555,000  NYC GO                                                       7.100           02/01/11 (p)           1,729,642
    3,520,000  NYC GO                                                       7.200           02/01/14 (p)           3,926,947
      480,000  NYC GO                                                       7.200           02/01/14                 527,083
    2,465,000  NYC GO                                                       7.200           02/01/15 (p)           2,749,979
      335,000  NYC GO                                                       7.200           02/01/15                 367,860
    6,385,000  NYC GO                                                       7.250           08/15/24 (p)           6,997,322
    7,435,000  NYC GO                                                       7.250           08/15/24               8,026,603
      300,000  NYC GO                                                       7.400           02/01/02 (p)             332,775
       30,000  NYC GO                                                       7.400           02/15/02                  33,066
    1,825,000  NYC GO                                                       7.500           02/01/03 (p)           2,054,074
      175,000  NYC GO                                                       7.500           02/15/03                 195,083
      240,000  NYC GO                                                       7.500           02/01/16                 265,896
    2,760,000  NYC GO                                                       7.500           02/01/16 (p)           3,113,363
      120,000  NYC GO                                                       7.500           02/01/18                 132,948
    1,380,000  NYC GO                                                       7.500           02/01/18 (p)           1,556,681
    1,705,000  NYC GO                                                       7.500           08/01/19 (p)           1,947,144
      160,000  NYC GO                                                       7.500           08/01/19                 179,154
    6,855,000  NYC GO                                                       7.500           08/01/20 (p)           7,828,547
      645,000  NYC GO                                                       7.500           08/01/20                 722,213
    6,180,000  NYC GO                                                       7.500           08/15/20 (p)           7,298,642
      915,000  NYC GO                                                       7.500           08/01/21 (p)           1,044,948
       85,000  NYC GO                                                       7.500           08/01/21                  95,175
      310,000  NYC GO                                                       7.625           02/01/13                 344,717
    3,535,000  NYC GO                                                       7.625           02/01/13 (p)           4,002,186
       20,000  NYC GO                                                       7.625           02/01/14                  22,240
      250,000  NYC GO                                                       7.625           02/01/14 (p)             283,040
    1,500,000  NYC GO                                                       7.750           02/01/10               1,685,415
       60,000  NYC GO                                                       7.750           08/15/12                  66,423
       90,000  NYC GO                                                       7.750           08/15/12 (p)             101,137
    6,000,000  NYC GO                                                       7.750           02/01/13 (p)           6,802,680
       60,000  NYC GO                                                       7.750           08/15/13                  66,423
      940,000  NYC GO                                                       7.750           08/15/13 (p)           1,056,316
      110,000  NYC GO                                                       7.750           08/15/17                 121,605

                                                    11 Rochester Fund Municipals


STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------
$      20,000  NYC GO                                                       7.750%          08/15/17 (p      $        22,475
       40,000  NYC GO                                                       8.000           08/01/18 (p)              45,187
        5,000  NYC GO                                                       8.000           08/01/18                   5,581
       10,000  NYC GO                                                       8.000           08/15/20 (p)              11,310
      250,000  NYC GO                                                       8.000           08/15/21 (p)             282,753
        5,000  NYC GO                                                       8.250           08/01/12                   5,684
       25,000  NYC GO                                                       8.250           08/01/13                  28,422
        5,000  NYC GO                                                       8.250           08/01/13                   5,609
    1,620,000  NYC GO                                                       8.250           08/01/14 (p)           1,838,182
        5,000  NYC GO                                                       8.250           08/01/14                   5,617
       40,000  NYC GO                                                       8.250           11/15/15                  45,310
      960,000  NYC GO                                                       8.250           11/15/15 (p)           1,101,629
    2,870,000  NYC GO                                                       8.250           11/15/18 (p)           3,293,411
      130,000  NYC GO                                                       8.250           11/15/18 (p)             146,818
       10,000  NYC GO                                                       8.250           11/15/20                  11,294
       10,000  NYC GO                                                       8.250           11/15/20 (p)              11,475
   16,387,000  NYC GO CARS                                                  8.020(f)        08/12/10              18,681,180
    8,387,000  NYC GO CARS                                                  8.020(f)        09/01/11               9,582,148
   13,640,000  NYC GO Indexed Flt.                                          6.080(c) (f)    08/01/14              14,026,830
    6,200,000  NYC GO RIBS                                                  7.383(f)        08/01/09               6,874,250
    4,200,000  NYC GO RIBS                                                  7.383(f)        07/29/10               4,646,250
    5,400,000  NYC GO RIBS                                                  7.481(f)        08/22/13               5,845,500
    3,050,000  NYC GO RIBS                                                  7.481(f)        08/01/15               3,297,813
   13,150,000  NYC GO RIBS                                                  8.118(f)        08/01/13              14,843,063
   15,000,000  NYC GO RITES                                                 8.110(f)        10/01/11              16,666,200
      320,058  NYC HDC (Albert Einstein)                                    6.500           12/15/17                 335,373
      902,041  NYC HDC (Amsterdam)                                          6.500           08/15/18                 902,546
    1,500,978  NYC HDC (Atlantic Plaza)                                     7.034           02/15/19               1,576,553
    1,045,000  NYC HDC (Barclay Avenue)                                     6.450           04/01/17               1,098,117
    4,055,000  NYC HDC (Barclay Avenue)                                     6.600           04/01/33               4,259,696
    2,798,506  NYC HDC (Boulevard)                                          6.500           08/15/17               2,930,092
      480,089  NYC HDC (Bridgeview)                                         6.500           12/15/17                 503,061
    1,291,409  NYC HDC (Cadman Plaza)                                       6.500           11/15/18               1,355,954
      505,228  NYC HDC (Cadman Plaza)                                       7.000           12/15/18                 530,848
      189,747  NYC HDC (Candia)                                             6.500           06/15/18                 198,881
    3,641,207  NYC HDC (Clinton)                                            6.500           07/15/17               3,812,198
      310,252  NYC HDC (Contello III)                                       7.000           12/15/18                 325,923
    1,506,452  NYC HDC (Cooper Gram)                                        6.500           08/15/17               1,577,285
    1,149,412  NYC HDC (Court Plaza)                                        6.500           08/15/17               1,203,917
    1,708,352  NYC HDC (Crown Gardens)                                      7.250           01/15/19               1,795,939
    3,663,151  NYC HDC (East Midtown)                                       6.500           11/15/18               3,841,180
    3,510,944  NYC HDC (Esplanade Gardens)                                  7.000           01/15/19               3,688,984
       83,671  NYC HDC (Essex)                                              6.500           07/15/18                  87,827
      515,452  NYC HDC (Forest Park)                                        6.500           12/15/17                 539,936
    1,673,652  NYC HDC (Gouverneur Gardens)                                 7.034           02/15/19               1,758,473
      369,077  NYC HDC (Heywood)                                            6.500           10/15/17                 386,501
    4,160,976  NYC HDC (Hudsonview)                                         6.500           09/15/17               4,356,958
    1,176,073  NYC HDC (Janel)                                              6.500           09/15/17               1,231,466
      233,096  NYC HDC (Kings Arms)                                         6.500           11/15/18                 244,746
      410,703  NYC HDC (Kingsbridge)                                        6.500           08/15/17                 430,014

                                                     12 Rochester Fund Municipals


STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------
$   1,256,000  NYC HDC (Leader)                                             6.500%          03/15/18         $     1,315,962
    1,746,383  NYC HDC (Lincoln Amsterdam)                                  7.250           11/15/18               1,835,536
      210,126  NYC HDC (Middagh)                                            6.500           01/15/18                 220,130
    2,742,722  NYC HDC (Montefiore Hsg. Project)                            6.500           10/15/17               2,872,206
       50,000  NYC HDC (Multi-Family)                                       5.850           05/01/25                  51,527
    1,735,000  NYC HDC (Multi-Family)                                       5.850           05/01/26               1,789,982
    4,390,000  NYC HDC (Multi-Family)                                       5.850           05/01/26               4,531,665
   38,880,000  NYC HDC (Multi-Family)                                       6.600           04/01/30              41,327,885
       30,000  NYC HDC (Multi-Family)                                       7.300           06/01/10                  32,049
    1,145,000  NYC HDC (Multi-Family)                                       7.350           06/01/19               1,221,532
      882,432  NYC HDC (New Amsterdam)                                      6.500           08/15/18                 926,306
    1,098,007  NYC HDC (Riverbend)                                          6.500           11/15/18               1,152,885
    6,721,013  NYC HDC (Riverside Park)                                     7.250           11/15/18               7,060,289
      480,187  NYC HDC (RNA House)                                          7.000           12/15/18                 504,538
      691,728  NYC HDC (Robert Fulton)                                      6.500           12/15/17                 724,827
      250,997  NYC HDC (Rosalie Manning)                                    7.034           11/15/18                 263,635
      667,310  NYC HDC (Scott Tower)                                        7.000           12/15/18                 701,016
      915,051  NYC HDC (Seaview)                                            6.500           01/15/18                 958,616
    1,703,695  NYC HDC (Sky View)                                           6.500           11/15/18               1,788,846
    3,190,000  NYC HDC (South Bronx)                                        8.100           09/01/23               3,382,102
    1,736,454  NYC HDC (Stevenson)                                          6.500           05/15/18               1,819,769
      498,313  NYC HDC (Stryckers Bay)                                      7.034           11/15/18                 524,380
      377,737  NYC HDC (St. Martin)                                         6.500           11/15/18                 396,616
    1,741,685  NYC HDC (Tivoli)                                             6.500           01/15/18               1,825,216
      374,493  NYC HDC (Towers)                                             6.500           08/15/17                 392,251
      236,587  NYC HDC (Townhouse)                                          6.500           01/15/18                 247,851
      363,588  NYC HDC (Tri-Faith House)                                    7.000           01/15/19                 381,953
    1,545,482  NYC HDC (University)                                         6.500           08/15/17               1,618,769
      463,337  NYC HDC (Washington Square)                                  7.000           01/15/19                 486,527
      417,920  NYC HDC (West Side)                                          6.500           11/15/18                 438,807
    4,686,215  NYC HDC (West Village)                                       6.500           11/15/13               4,921,041
      269,072  NYC HDC (Westview)                                           6.500           10/15/17                 281,890
      618,095  NYC HDC (Woodstock Terrace)                                  7.034           02/15/19                 649,216
    5,235,000  NYC HDC, Series B                                            5.875           11/01/18               5,453,980
      800,000  NYC Health & Hospital                                        5.750           02/15/22                 833,664
   26,500,000  NYC Health & Hospital LEVRRS                                 6.994(f)        02/15/11              29,050,625
    1,035,000  NYC IDA (ALA Realty)                                         7.500           12/01/10               1,133,190
    1,355,000  NYC IDA (ALA Realty)                                         8.375           12/01/15               1,553,589
      870,000  NYC IDA (Allied Metal)                                       6.375           12/01/14                 883,285
    1,740,000  NYC IDA (Allied Metal)                                       7.125           12/01/27               1,765,404
   16,685,000  NYC IDA (American Airlines)                                  6.900           08/01/24              18,590,928
    1,795,000  NYC IDA (American Airlines)                                  7.750           07/01/19               1,863,731
   11,445,000  NYC IDA (American Airlines)                                  8.000           07/01/20              11,897,306
    1,255,000  NYC IDA (Amplaco Group, Inc.)                                7.250           11/01/08               1,317,650
    2,645,000  NYC IDA (Amplaco Group, Inc.)                                8.125           11/01/18               2,814,677
      530,000  NYC IDA (Amster Novelty)                                     8.000           12/01/10                 526,136
      790,000  NYC IDA (Amster Novelty)                                     8.375           12/01/15                 784,581
    1,160,000  NYC IDA (Atlantic Veal & Lamb)                               8.375           12/01/16               1,261,349
      200,000  NYC IDA (BHMS)                                               8.400           09/01/02                 200,762
    3,075,000  NYC IDA (BHMS)                                               8.500           01/01/27               3,449,566

                                                    13 Rochester Fund Municipals


STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
------------------------------------------------------------------------------------------------------------------------------------
$     660,000  NYC IDA (BHMS)                                               8.900%          09/01/11         $       723,122
    1,690,000  NYC IDA (BHMS)                                               9.200           09/01/21               1,895,555
      500,000  NYC IDA (Blood Center)                                       7.200           05/01/12 (p)             573,685
    3,000,000  NYC IDA (Blood Center)                                       7.250           05/01/22 (p)           3,449,760
   29,935,000  NYC IDA (Brooklyn Navy Yard)                                 5.650           10/01/28              30,280,749
   57,860,000  NYC IDA (Brooklyn Navy Yard)                                 5.750           10/01/36              59,105,726
    1,770,000  NYC IDA (CCM)                                                7.875           12/01/16               1,986,754
    1,980,000  NYC IDA (CCM)                                                8.000           12/01/11               2,202,057
    1,500,000  NYC IDA (CNR)                                                5.800           09/01/26               1,558,005
    4,790,000  NYC IDA (College of Aeronautics)                             5.500           05/01/28               4,826,931
    4,200,000  NYC IDA (Community Hospital of Brooklyn)                     6.875           11/01/10               4,252,878
    1,700,000  NYC IDA (Display Creations)                                  9.250           06/01/08               1,710,863
      360,000  NYC IDA (Eden II School)                                     7.750           06/01/04                 385,340
    2,505,000  NYC IDA (Eden II School)                                     8.750           06/01/19               2,779,122
   10,255,000  NYC IDA (EPG)                                                7.500           07/30/03              11,264,912
    3,705,000  NYC IDA (Friends Seminary School)                            7.000           12/01/17               4,034,486
    1,000,000  NYC IDA (Fund for NYC Project)                               7.625           07/01/10               1,061,800
    3,280,000  NYC IDA (Gabrielli Truck Sales)                              8.125           12/01/17               3,486,312
    1,265,000  NYC IDA (Graphic Artists)                                    8.250           12/30/23               1,369,337
      875,000  NYC IDA (Gutmann Plastics)                                   7.750           12/01/07                 914,813
    2,265,000  NYC IDA (Hebrew Academy)                                    10.000           03/01/21               2,477,480
      735,000  NYC IDA (Herbert G. Birch Childhood Project)                 7.375           02/01/09                 797,982
    2,195,000  NYC IDA (Herbert G. Birch Childhood Project)                 8.375           02/01/22               2,449,422
      240,000  NYC IDA (HiTech Res Rec)                                     8.750           08/01/00                 249,684
      695,000  NYC IDA (HiTech Res Rec)                                     9.250           08/01/08                 750,162
      410,000  NYC IDA (House of Spices)                                    9.000           10/15/01                 445,588
    2,140,000  NYC IDA (House of Spices)                                    9.250           10/15/11               2,357,766
    3,395,000  NYC IDA (Japan Airlines)                                     6.000           11/01/15               3,639,270
    6,040,000  NYC IDA (JBFS)                                               6.750           12/15/12               6,507,436
    1,675,000  NYC IDA (Koenig Iron Works)                                  8.375           12/01/25               1,818,380
    1,000,000  NYC IDA (Lighthouse)                                         6.500           07/01/22               1,072,480
    3,025,000  NYC IDA (Little Red Schoolhouse)                             6.750           11/01/18               3,035,436
      845,000  NYC IDA (Loehmann's)                                         9.500           12/31/04                 857,345
    2,600,000  NYC IDA (L&M Optical Disc)                                   7.125           11/01/10               2,620,280
    3,500,000  NYC IDA (MMC)                                                7.000           07/01/23               3,766,700
    5,550,000  NYC IDA (Nekboh)                                             9.625           05/01/11               5,921,795
      547,083  NYC IDA (Novelty Cord & Tassel)                              8.663(v)        12/01/06                 550,147
    1,040,000  NYC IDA (NY Hostel Co.)                                      6.750           01/01/04               1,078,709
    4,400,000  NYC IDA (NY Hostel Co.)                                      7.600           01/01/17               4,650,052
    3,435,000  NYC IDA (OHEL)                                               8.250           03/15/23               3,794,988
    1,125,000  NYC IDA (Paradise Products)                                  7.125           11/01/07               1,165,489
    4,475,000  NYC IDA (Paradise Products)                                  8.250           11/01/22               4,704,478
       84,874  NYC IDA (Penguin Air Conditioning)                          12.222           12/01/1999                88,125
    1,785,000  NYC IDA (Petrocelli Electric)                                7.250           11/01/07               1,861,523
    3,780,000  NYC IDA (Petrocelli Electric)                                8.000           11/01/17               3,952,897
    1,035,000  NYC IDA (Pop Display)                                        6.750           12/15/04               1,097,866
    2,645,000  NYC IDA (Pop Display)                                        7.900           12/15/14               2,932,459
      815,000  NYC IDA (PRFFP)                                              7.000           10/01/16                 885,587
    1,655,000  NYC IDA (Priority Mailers)                                   9.000           03/01/10               1,806,912
      710,000  NYC IDA (Promotional Slideguide)                             7.500           12/01/10                 775,121


                                                    14 Rochester Fund Municipals


STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------
$   1,065,000  NYC IDA (Promotional Slideguide)                             7.875%          12/01/15         $     1,182,853
      700,000  NYC IDA (Psycho Therapy)                                     9.625           04/01/10                 749,133
      220,000  NYC IDA (Sequins International)                              8.500           04/30/00                 232,157
    4,555,000  NYC IDA (Sequins International)                              8.950           01/30/16               5,056,050
      585,000  NYC IDA (Streamline Plastics)                                7.750           12/01/15                 630,460
    1,275,000  NYC IDA (Streamline Plastics)                                8.125           12/01/25               1,391,459
    5,115,000  NYC IDA (St. Bernard's School)                               7.000           12/01/21               5,615,912
    4,140,000  NYC IDA (St. Christoper Ottilie)                             7.500           07/01/21               4,518,272
      170,000  NYC IDA (Summit School)                                      7.250           12/01/04                 181,358
    1,485,000  NYC IDA (Summit School)                                      8.250           12/01/24               1,626,832
   15,050,000  NYC IDA (Terminal One Group Assoc.)                          6.000           01/01/19              15,928,920
    6,715,000  NYC IDA (Terminal One Group Assoc.)                          6.125           01/01/24               7,158,459
      240,000  NYC IDA (Ultimate Display)                                   8.750           10/15/00                 256,334
    1,910,000  NYC IDA (Ultimate Display)                                   9.000           10/15/11               2,113,472
    1,000,000  NYC IDA (United Nations School)                              6.350           12/01/15               1,068,640
    1,380,000  NYC IDA (Van Blarcom Closures)                               7.125           11/01/07               1,418,957
    2,965,000  NYC IDA (Van Blarcom Closures)                               8.000           11/01/17               3,065,306
    1,125,000  NYC IDA (Visual Display)                                     7.250           11/01/08               1,131,075
    2,375,000  NYC IDA (Visual Display)                                     8.325           11/01/18               2,394,594
    8,000,000  NYC IDA (Visy Paper)                                         7.950           01/01/28               9,341,360
   14,300,000  NYC Municipal Water Finance Authority                        5.250           06/15/29              14,305,148
    1,200,000  NYC Municipal Water Finance Authority                        5.500           06/15/19               1,233,096
       65,000  NYC Municipal Water Finance Authority                        5.500           06/15/27                  67,240
       40,000  NYC Municipal Water Finance Authority                        5.750           06/15/20                  42,092
   12,500,000  NYC Municipal Water Finance Authority IRS                    6.770(f)        06/15/13              13,156,250
   30,000,000  NYC Municipal Water Finance Authority IVRC (b)               7.945(f)        06/15/17              34,125,000
   10,000,000  NYC Municipal Water Finance Authority LEVRRS                 7.361(f)        06/15/19              10,900,000
   21,947,988  NYS Certificate of Lease (b)                                 5.875           01/02/2023            22,192,927
      740,000  NYS COP (BOCES) (b)                                          7.875           10/01/00                 765,893
      230,000  NYS COP (Hanson Redevelopment)                               8.250           11/01/01                 242,754
       10,000  NYS Dorm (Bethel Springvale Home)                            6.000           02/01/35                  10,726
    2,330,000  NYS Dorm (Brookdale Hospital)                                5.200           02/15/13               2,372,429
    1,000,000  NYS Dorm (Brookdale Hospital)                                5.200           02/15/13               1,008,630
    1,355,000  NYS Dorm (Brookdale Hospital)                                5.300           02/15/17               1,359,350
    8,435,000  NYS Dorm (Center for Nursing)                                5.550           08/01/37               8,754,602
    1,100,000  NYS Dorm (Chapel Oaks, Inc.)                                 5.375           07/01/17               1,111,638
    2,855,000  NYS Dorm (Chapel Oaks, Inc.)                                 5.450           07/01/26               2,893,942
   21,180,000  NYS Dorm (City University)                                   5.250           07/01/25              20,983,873
   13,400,000  NYS Dorm (City University)                                   5.375           07/01/24              13,491,388
       20,000  NYS Dorm (Cornell University)                                7.375           07/01/30                  21,600
      605,000  NYS Dorm (Cornwall Hospital)                                 8.750           07/01/07                 606,452
      175,000  NYS Dorm (Court Facility)                                    5.375           05/15/16                 176,538
      100,000  NYS Dorm (Court Facility)                                    5.500           05/15/23                 100,990
    4,750,000  NYS Dorm (Dept. of Health)                                   5.000           07/01/24               4,546,890
    5,000,000  NYS Dorm (Dept. of Health)                                   5.500           08/15/17               5,139,450
      410,000  NYS Dorm (Dept. of Health)                                   5.500           07/01/20                 414,625
      525,000  NYS Dorm (Dept. of Health)                                   5.500           07/01/21                 532,576
      250,000  NYS Dorm (Dept. of Health)                                   6.625           07/01/24                 288,785
    3,750,000  NYS Dorm (Dept. of Health)                                   7.250           07/01/11 (p)           4,242,038
       95,000  NYS Dorm (Dept. of Health)                                   7.350           08/01/29 (p)             101,890


                                                    15 Rochester Fund Municipals


STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------
$     265,000  NYS Dorm (Episcopal Health Services)                         7.550%          08/01/29         $       281,764
    2,500,000  NYS Dorm (German Masonic Home)                               6.000           08/01/36               2,688,850
    1,000,000  NYS Dorm (Grace Manor Health Care Facility)                  6.150           07/01/18               1,105,690
    3,230,000  NYS Dorm (Gurwin Geriatric Home)                             5.700           02/01/37               3,390,919
   10,285,000  NYS Dorm (Hebrew Hospital)                                   5.900           08/01/36              10,922,876
  125,010,000  NYS Dorm (Insured Hospital)                                  0.000           08/15/36              16,158,793
    4,200,000  NYS Dorm (Insured Mtg. Nursing)                              6.125           02/01/36               4,557,000
   10,735,000  NYS Dorm (Interfaith Medical Center)                         5.300           02/15/19              10,727,593
   36,500,000  NYS Dorm (Interfaith Medical Center)                         5.400           02/15/28              36,732,505
       35,000  NYS Dorm (KMH Homes)                                         6.950           08/01/31                  37,869
    4,380,000  NYS Dorm (Lakeside Home)                                     6.000           02/01/37               4,723,348
       25,000  NYS Dorm (Lakeside Memorial Hospital)                        6.000           02/01/21                  26,592
       25,000  NYS Dorm (L.I. Medical Center)                               7.750           08/15/27                  25,748
    7,400,000  NYS Dorm (Menorah Campus)                                    6.100           02/01/37               8,040,100
       20,000  NYS Dorm (Menorah Campus)                                    7.300           08/01/16                  22,139
    7,500,000  NYS Dorm (Mental Health)                                     5.250           02/15/19               7,476,150
    7,230,000  NYS Dorm (Methodist Hospital)                                6.050           02/01/34               7,910,054
       85,000  NYS Dorm (MHMC)                                              8.625           07/01/10                  85,290
    3,465,000  NYS Dorm (Millard Hospital)                                  5.375           02/01/32               3,519,816
    2,200,000  NYS Dorm (New York & Presbyterian Hospital)                  6.500           08/01/34               2,403,170
    2,400,000  NYS Dorm (Niagara Nursing Home)                              5.600           08/01/37               2,499,504
    4,100,000  NYS Dorm (North General Hospital)                            5.200           02/15/15               4,139,319
    4,800,000  NYS Dorm (North General Hospital)                            5.300           02/15/19               4,796,688
   10,700,000  NYS Dorm (NY Downtown Hospital)                              5.300           02/15/20              10,699,251
       25,000  NYS Dorm (NY Medical College)                                6.875           07/01/21                  27,436
      855,000  NYS Dorm (Park Ridge Facility)                               7.850           02/01/29                 889,038
   12,750,000  NYS Dorm (RGH) RITES (b)                                     7.435(c)(f)     08/01/33              13,610,625
    4,725,000  NYS Dorm (Rosalind)                                          5.600           02/01/27               4,922,080
      600,000  NYS Dorm (Sarah Neumann Home)                                5.450           08/01/27                 616,308
    1,900,000  NYS Dorm (Sarah Neumann Home)                                5.500           08/01/37               1,962,852
       50,000  NYS Dorm (State University)                                  0.000           05/15/07                  33,193
       25,000  NYS Dorm (State University)                                  6.000           05/15/17                  25,497
        5,000  NYS Dorm (State University)                                  6.000           05/15/17 (p)               5,190
       50,000  NYS Dorm (State University)                                  6.000           05/01/22                  54,872
      225,000  NYS Dorm (State University)                                  7.000           05/15/16                 239,591
    9,000,000  NYS Dorm (St. Agnes Hospital)                                5.400           02/15/25               9,057,330
    3,000,000  NYS Dorm (St. Barnabas Hospital)                             5.450           08/01/35               3,071,160
    1,500,000  NYS Dorm (St. Clare's Hospital)                              5.300           02/15/19               1,498,965
    2,970,000  NYS Dorm (St. Clare's Hospital)                              5.400           02/15/25               2,988,919
    2,580,000  NYS Dorm (St. James Mercy Hospital)                          5.400           02/01/38               2,609,799
       75,000  NYS Dorm (St. Thomas Aquinas College)                        6.250           07/01/14                  82,092
        5,000  NYS Dorm (St. Vincent Hospital)                              7.400           08/01/30                   5,526
    3,885,000  NYS Dorm (St. Vincent's)                                     5.300           07/01/18               3,896,966
   32,865,000  NYS Dorm (Suffolk-Judicial)                                  9.500           04/15/14              38,344,253
    4,990,000  NYS Dorm (Teresian House)                                    5.250           07/01/17               4,969,192
       50,000  NYS Dorm (UCC)                                               5.700           07/01/21                  51,176
    1,700,000  NYS Dorm (Vassar Brothers)                                   5.375           07/01/25               1,726,248
   32,915,000  NYS Dorm (WHMC)                                              5.300           08/15/21              32,890,972
    1,840,000  NYS Environ. (Consolidated Water)                            7.150           11/01/14               2,026,282
   58,860,000  NYS Environ. (Huntington Res Rec)                            7.500           10/01/12              62,087,294


                                                    16 Rochester Fund Municipals


STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------
$   7,500,000  NYS Environ. (NYS Water Services)                            8.375%          01/15/20          $    8,089,050
    6,015,000  NYS Environ. (Occidental Petroleum)                          5.700           09/01/28               6,129,887
    9,000,000  NYS Environ. (Occidental Petroleum)                          6.100           11/01/30               9,515,250
    7,000,000  NYS ERDA (Brooklyn Union Gas) RIBS                           7.427(f)        07/08/26               7,315,000
    7,000,000  NYS ERDA (Brooklyn Union Gas) RIBS                           8.812(f)        04/01/20               8,741,250
   10,300,000  NYS ERDA (Brooklyn Union Gas) RIBS                           9.868(f)        07/01/26              13,557,375
      290,000  NYS ERDA (Con Ed)                                            6.375           12/01/27                 310,056
   11,040,000  NYS ERDA (Con Ed)                                            6.375           12/01/27              11,623,906
   15,630,000  NYS ERDA (Con Ed)                                            7.250           11/01/24              15,939,005
   35,920,000  NYS ERDA (Con Ed)                                            7.375           07/01/24              36,368,641
       45,000  NYS ERDA (Con Ed)                                            7.375           07/01/24                  45,564
    8,040,000  NYS ERDA (Con Ed)                                            7.500           07/01/25               8,366,906
    7,525,000  NYS ERDA (Con Ed)                                            7.500           01/01/26               7,926,609
    4,000,000  NYS ERDA (Con Ed)                                            7.500           01/01/26               4,213,480
      440,000  NYS ERDA (LILCO)                                             6.900           08/01/22                 482,979
      845,000  NYS ERDA (LILCO)                                             6.900           08/01/22                 927,540
   15,165,000  NYS ERDA (LILCO)                                             7.150           09/01/19              16,640,706
   16,760,000  NYS ERDA (LILCO)                                             7.150           09/01/19              18,390,916
   17,090,000  NYS ERDA (LILCO)                                             7.150           06/01/20              18,753,028
   13,285,000  NYS ERDA (LILCO)                                             7.150           12/01/20              14,577,763
   10,975,000  NYS ERDA (LILCO)                                             7.150           02/01/22              12,042,977
   15,360,000  NYS ERDA (LILCO)                                             7.150           02/01/22              16,854,682
   19,200,000  NYS ERDA (NIMO)                                              8.875           11/01/25              19,680,000
      400,000  NYS ERDA (NYSEG)                                             5.700           12/01/28                 415,280
       30,000  NYS ERDA (NYSEG)                                             5.950           12/01/27                  31,662
   12,500,000  NYS ERDA (RG&E)                                              5.950(w)        09/01/33              13,223,875
      135,000  NYS ERDA (RG&E)                                              8.375           12/01/28                 139,991
    3,555,000  NYS HFA (Children's Rescue)                                  7.625           05/01/18               3,809,822
    2,200,000  NYS HFA (Dominican Village)                                  6.600           08/15/27               2,362,360
    4,205,000  NYS HFA (Fulton Manor)                                       6.100           11/15/25               4,526,178
    1,040,000  NYS HFA (HELP/Bronx)                                         7.850           05/01/1999             1,062,318
    1,080,000  NYS HFA (HELP/Bronx)                                         7.850           11/01/1999             1,116,644
   13,080,000  NYS HFA (HELP/Bronx)                                         8.050           11/01/05              13,725,367
    1,210,000  NYS HFA (HELP/Suffolk)                                       8.100           11/01/05               1,248,006
        9,000  NYS HFA (H&NH)                                               6.875           11/01/10                   9,201
        5,000  NYS HFA (H&NH)                                               6.875           11/01/11                   5,111
      520,000  NYS HFA (H&NH)                                               7.000           11/01/17                 531,024
      500,000  NYS HFA (H&NH)                                               8.000           11/01/08                 546,240
        5,000  NYS HFA (Meadow Manor)                                       7.750           11/01/19                   5,070
   15,730,000  NYS HFA (Multi-Family)                                       0.000           11/01/14               6,533,298
   14,590,000  NYS HFA (Multi-Family)                                       0.000           11/01/15               5,696,957
   12,695,000  NYS HFA (Multi-Family)                                       0.000           11/01/17               4,195,317
       65,000  NYS HFA (Multi-Family)                                       5.950           08/15/24                  66,892
    2,000,000  NYS HFA (Multi-Family)                                       6.050           08/15/32               2,122,200
    1,285,000  NYS HFA (Multi-Family)                                       6.100           11/15/36               1,373,549
    4,700,000  NYS HFA (Multi-Family)                                       6.125           08/15/38               4,976,313
       50,000  NYS HFA (Multi-Family)                                       6.200           08/15/12                  52,794
      100,000  NYS HFA (Multi-Family)                                       6.250           08/15/27                 106,395
    5,000,000  NYS HFA (Multi-Family)                                       6.300           08/15/26               5,361,450
    4,170,000  NYS HFA (Multi-Family)                                       6.350           08/15/23               4,502,224



                                                    17 Rochester Fund Municipals


STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------
$   1,175,000  NYS HFA (Multi-Family)                                       6.400%          11/15/27         $     1,268,283
    2,905,000  NYS HFA (Multi-Family)                                       6.500           08/15/24 (p)           3,058,733
      255,000  NYS HFA (Multi-Family)                                       6.500           03/15/25                 286,082
    9,010,000  NYS HFA (Multi-Family)                                       6.500           03/15/25              10,417,182
   11,980,000  NYS HFA (Multi-Family)                                       6.700           08/15/25              12,639,140
    5,710,000  NYS HFA (Multi-Family)                                       6.750           11/15/36               6,181,932
       75,000  NYS HFA (Multi-Family)                                       6.950           08/15/12                  80,763
    2,870,000  NYS HFA (Multi-Family)                                       6.950           08/15/24               3,036,804
    5,350,000  NYS HFA (Multi-Family)                                       7.050           08/15/24               5,743,546
    1,576,000  NYS HFA (Multi-Family)                                       7.450           11/01/28               1,645,675
    2,460,000  NYS HFA (Multi-Family)                                       7.550           11/01/29               2,571,881
      145,000  NYS HFA (Multi-Family)                                       7.700           03/15/06 (p)             161,413
        5,000  NYS HFA (Multi-Family)                                       7.700           03/15/06                   5,516
    1,035,000  NYS HFA (Multi-Family)                                       7.750           11/01/20               1,111,559
       50,000  NYS HFA (Multi-Family)                                       7.850           02/15/30                  54,887
       15,000  NYS HFA (Non Profit)                                         6.400           11/01/10                  15,325
       25,000  NYS HFA (Non Profit)                                         6.400           11/01/13                  25,541
       20,000  NYS HFA (Non Profit)                                         6.600           11/01/08                  20,440
       25,000  NYS HFA (Non Profit)                                         6.600           11/01/10                  25,552
       20,000  NYS HFA (Non Profit)                                         6.600           11/01/13                  20,640
    5,000,000  NYS HFA (Phillips Village)                                   7.750           08/15/17               5,562,900
       35,000  NYS HFA (Service Contract)                                   5.375           03/15/23                  35,121
    5,600,000  NYS HFA (Service Contract)                                   5.500           09/15/22               5,698,728
      100,000  NYS HFA (Service Contract)                                   5.500           09/15/22                 100,968
    5,525,000  NYS HFA (Service Contract)                                   5.500           03/15/25               5,617,599
       25,000  NYS HFA (Service Contract)                                   6.125           03/15/20                  26,442
    1,170,000  NYS HFA (Shorehill Hsg.)                                     7.500           05/01/08               1,184,169
    1,395,000  NYS HFA, Series A                                            6.125           11/01/20               1,510,771
       80,000  NYS LGAC                                                     5.500           04/01/23                  81,893
      810,000  NYS LGSC (SCSB)                                              7.375           12/15/16                 886,707
    4,600,000  NYS Medcare (Brookdale Hospital)                             6.850           02/15/17 (p)           5,352,744
    1,015,000  NYS Medcare (Central Suffolk Hospital)                       6.125           11/01/16               1,021,445
      500,000  NYS Medcare (Downtown Hospital)                              6.700           02/15/12 (p)             577,780
    2,255,000  NYS Medcare (Downtown Hospital)                              6.800           02/15/20 (p)           2,618,123
       45,000  NYS Medcare (H&NH)                                           5.750           08/15/19                  46,507
   14,515,000  NYS Medcare (H&NH)                                           5.800           08/15/22              15,174,562
    4,690,000  NYS Medcare (H&NH)                                           5.850           02/15/33               4,916,152
       10,000  NYS Medcare (H&NH)                                           6.200           08/15/22                  10,657
       95,000  NYS Medcare (H&NH)                                           6.200           02/15/23                 101,711
       60,000  NYS Medcare (H&NH)                                           6.375           08/15/29                  64,798
    1,000,000  NYS Medcare (H&NH)                                           6.375           08/15/33               1,072,640
    2,195,000  NYS Medcare (H&NH)                                           6.500           02/15/34               2,396,282
      250,000  NYS Medcare (H&NH)                                           6.600           02/15/31                 273,830
      590,000  NYS Medcare (H&NH)                                           6.650           08/15/32 (p)             657,585
   12,230,000  NYS Medcare (H&NH)                                           6.650           08/15/32 (p)          13,344,887
      385,000  NYS Medcare (H&NH)                                           6.875           02/15/32                 427,477
    2,615,000  NYS Medcare (H&NH)                                           6.875           02/15/32               2,852,050
       50,000  NYS Medcare (H&NH)                                           7.250           02/15/24                  52,109
    4,505,000  NYS Medcare (H&NH)                                           7.400           11/01/16               4,607,624
        5,000  NYS Medcare (H&NH)                                           7.600           02/15/29                   5,221


                                                    18 Rochester Fund Municipals


STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------
$       5,000  NYS Medcare (H&NH)                                           7.600%          02/15/29         $         5,202
    3,370,000  NYS Medcare (H&NH)                                           7.700           02/15/18               3,447,106
       15,000  NYS Medcare (H&NH)                                           8.000           02/15/08                  15,368
   12,785,000  NYS Medcare (H&NH)                                           8.000           02/15/27              13,080,717
      430,000  NYS Medcare (H&NH)                                           8.000           02/15/28                 440,625
      460,000  NYS Medcare (H&NH)                                           8.875           08/15/27                 470,971
    1,740,000  NYS Medcare (H&NH)                                           9.000           02/15/26               1,745,429
    3,560,000  NYS Medcare (H&NH)                                           9.375           11/01/16               3,717,815
    2,990,000  NYS Medcare (H&NH)                                          10.000           11/01/06               3,182,257
   22,230,000  NYS Medcare (Insured Mtg. Nursing)                           5.900           08/15/33              23,422,195
    2,000,000  NYS Medcare (Insured Mtg. Nursing)                           6.375           08/15/24               2,186,860
    4,000,000  NYS Medcare (Insured Mtg. Nursing)                           6.450           08/15/34               4,380,480
       70,000  NYS Medcare (Insured Mtg. Nursing)                           6.500           11/01/15                  76,637
      700,000  NYS Medcare (Insured Mtg. Nursing)                           6.600           02/15/11 (p)             744,436
       15,000  NYS Medcare (Insured Mtg. Nursing)                           6.900           08/15/34 (p)              17,494
    7,840,000  NYS Medcare (Kingston Hospital)                              8.875           11/15/17               7,870,341
      630,000  NYS Medcare (Mental Health)                                  0.000           08/15/18                 136,773
   11,855,000  NYS Medcare (Mental Health)                                  5.250           02/15/19              11,865,314
    8,000,000  NYS Medcare (Mental Health)                                  5.250           08/15/23               8,006,960
      600,000  NYS Medcare (Mental Health)                                  5.250           08/15/23                 600,522
   20,000,000  NYS Medcare (Mental Health)                                  5.375           02/15/25              20,185,400
      250,000  NYS Medcare (Mental Health)                                  5.500           08/15/24                 256,158
       70,000  NYS Medcare (Mental Health)                                  5.900           08/15/22                  74,622
      190,000  NYS Medcare (Mental Health)                                  6.500           02/15/19                 204,885
        5,000  NYS Medcare (Mental Health)                                  7.300           02/15/21 (p)               5,569
      305,000  NYS Medcare (Mental Health)                                  7.500           02/15/21                 334,137
      505,000  NYS Medcare (Mental Health)                                  7.500           02/15/21 (p)             557,899
      250,000  NYS Medcare (Mental Health)                                  7.625           08/15/17                 278,775
      545,000  NYS Medcare (Mental Health)                                  7.625           08/15/17 (p)             611,490
       35,000  NYS Medcare (Mental Health)                                  7.750           08/15/11                  38,490
       60,000  NYS Medcare (Mental Health)                                  7.750           08/15/11 (p)              66,655
      220,000  NYS Medcare (Mental Health)                                  7.875           08/15/15                 225,399
    1,725,000  NYS Medcare (Mental Health)                                  8.875           08/15/07               1,766,279
       25,000  NYS Medcare (Montefiore Medical Center)                      5.750           02/15/25                  26,254
       10,000  NYS Medcare (North General Hospital)                         7.150           02/15/01 (p)              10,574
    4,745,000  NYS Medcare (North General Hospital)                         7.350           08/15/09 (p)           5,027,612
    2,110,000  NYS Medcare (North General Hospital)                         7.400           02/15/19 (p)           2,236,832
       10,000  NYS Medcare (North Shore Hospital)                           7.200           11/01/20                  10,821
       25,000  NYS Medcare (Secured Hospital)                               6.250           02/15/24                  26,633
    1,350,000  NYS Medcare (St. Charles Hospital)                           6.375           08/15/34               1,484,568
    1,650,000  NYS Medcare (St. Charles Hospital)                           6.375           02/15/35               1,814,472
   10,850,000  NYS Medcare (St. Francis Hospital)                           7.625           11/01/21              11,194,271
    1,000,000  NYS Medcare (St. Luke's Hospital)                            5.700           02/15/29               1,039,340
       10,000  NYS Medcare (St. Luke's Hospital)                            7.375           02/15/19                  10,665
   22,000,000  NYS Medcare (St. Luke's Hospital) IVRC (b)                   7.522(f)        02/15/29              23,430,000
   10,000,000  NYS Medcare (St. Luke's Hospital) RITES (b)                  7.386(f)        02/15/29              10,675,000
    5,750,000  NYS Medcare (St. Luke's Hospital) RITES (b)                  7.386(f)        02/15/29               6,138,125
    8,400,000  NYS Medcare (St. Luke's Hospital) RITES (b)                  7.386(f)        02/15/29               8,967,000
   12,500,000  NYS Medcare (St. Luke's Hospital) RITES (b)                  7.386(f)        02/15/29              13,343,750
       50,000  NYS Medcare (WHMC)                                           7.350           08/15/11 (p)              55,763


                                                    19 Rochester Fund Municipals


STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------
$   5,255,000  NYS Medcare (WHMC)                                           7.400%          08/15/21 (p)     $     5,868,311
       10,000  NYS Power Authority                                          6.750           01/01/18                  10,829
    1,000,000  NYS Thruway                                                  0.000           01/01/03                 814,470
    2,000,000  NYS Thruway                                                  0.000           01/01/04               1,551,340
      260,000  NYS Thruway                                                  0.000           01/01/05                 191,966
   25,000,000  NYS Thruway Inflos                                           5.845(f)        01/01/24              23,718,750
       15,000  NYS UDC                                                      0.000           01/01/03                  12,407
      900,000  NYS UDC                                                      0.000           01/01/08                 568,665
  101,270,000  NYS UDC                                                      0.000           01/01/11              50,705,889
       85,000  NYS UDC                                                      0.000           01/01/11                  42,819
    4,080,000  NYS UDC                                                      5.250           01/01/21               4,040,138
   10,250,000  NYS UDC                                                      5.375           01/01/23              10,293,870
    5,590,000  NYS UDC                                                      5.375           01/01/25               5,623,037
      500,000  NYS UDC                                                      5.500           01/01/18                 511,645
    1,000,000  NYS UDC                                                      5.500           01/01/25               1,031,140
    2,000,000  NYS UDC                                                      7.500           01/01/18 (p)           2,203,640
    3,500,000  NYS UDC (Correctional Facilities)                            5.000           01/01/19               3,376,030
    7,020,000  NYS UDC (Correctional Facilities)                            5.000           01/01/28               6,722,633
    1,265,000  Oneida County IDA (MCC)                                      8.000           11/01/08               1,348,907
    2,825,000  Oneida County IDA (MCC)                                      8.750           11/01/18               3,012,326
    1,690,000  Oneida County IDA (Mohawk Valley Civic Facility)             5.200           02/01/13               1,722,211
       10,000  Oneida Healthcare Corp.                                      7.100           08/01/11                  10,843
      130,000  Oneida Healthcare Corp.                                      7.200           08/01/31                 141,383
    7,820,000  Onondaga County IDA (CGH)                                    6.625           01/01/18               8,402,668
      575,000  Onondaga County IDA (Coltec)                                 7.250           06/01/08                 585,695
      750,000  Onondaga County IDA (Coltec)                                 9.875           10/01/10                 781,800
      220,000  Onondaga County IDA (Crouse Irving Hospital)                 7.800           01/01/03                 245,447
      430,000  Onondaga County IDA (Gear Motion)                            8.400           12/15/01                 435,801
    1,610,000  Onondaga County IDA (Gear Motion)                            8.900           12/15/11               1,709,836
   27,850,000  Onondaga County Res Rec                                      6.875           05/01/06              29,790,588
   67,435,000  Onondaga County Res Rec                                      7.000           05/01/15              73,009,851
    1,166,000  Ontario County IDA (Ontario Design)                          6.500           11/01/05               1,177,182
   22,450,000  Orange County IDA (Glen Arden)                               8.875           01/01/25              25,906,402
    7,600,000  Orange County IDA (Kingston Manufacturing)                   8.000           11/01/17               8,082,372
      495,000  Orange County IDA (Mental Retardation Project)               7.800           07/01/11                 546,119
    3,260,000  Oswego County IDA (Seneca Hill Manor)                        5.650           08/01/37               3,400,408
    4,750,000  Oswego County IDA (SLRHFP)                                   5.400           02/01/38               4,813,080
    1,600,000  Otsego County IDA (Bassett Healthcare Project)               5.350           11/01/20               1,617,904
    1,403,659  Peekskill IDA (Karta)                                        9.000           07/01/10               1,446,962
    1,100,000  Pilgrim Village HDC                                          6.800           02/01/21               1,136,685
      465,000  Port Authority NY/NJ (KIAC)                                  6.750           10/01/19                 513,448
    7,255,000  Port Authority NY/NJ (US Airways)                            9.000           12/01/06               8,102,239
      520,000  Port Authority NY/NJ (US Airways)                            9.000           12/01/10                 580,726
   22,355,000  Port Authority NY/NJ (US Airways)                            9.125           12/01/15              25,027,093
       45,000  Port Authority NY/NJ, 67th Series                            6.875           01/01/25                  47,198
      220,000  Port Authority NY/NJ, 68th Series                            7.250           02/15/25                 231,623
      680,000  Port Authority NY/NJ, 68th Series                            7.250           02/15/25                 715,979
       70,000  Port Authority NY/NJ, 69th Series                            7.125           06/01/25                  74,261
       85,000  Port Authority NY/NJ, 70th Series                            7.250           08/01/25                  90,488
       15,000  Port Authority NY/NJ, 70th Series                            7.250           08/01/25                  15,967


                                                    20 Rochester Fund Municipals


STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------
$      40,000  Port Authority NY/NJ, 71st Series                            6.500%          01/15/26         $        42,416
       15,000  Port Authority NY/NJ, 73rd Series                            6.750           04/15/26                  15,991
       70,000  Port Authority NY/NJ, 73rd Series                            6.750           04/15/26                  74,729
       15,000  Port Authority NY/NJ, 74th Series                            6.750           08/01/26                  16,164
       60,000  Port Authority NY/NJ, 76th Series                            6.500           11/01/26                  64,220
       60,000  Portchester CDC (Southport)                                  7.300           08/01/11                  62,376
       25,000  Portchester CDC (Southport)                                  7.375           08/01/22                  25,974
    1,990,000  Putnam County IDA (Brewster Plastics)                        8.500           12/01/16               2,160,901
       30,000  Rensselaer County IDA (MMP)                                  8.500           12/15/02                  30,406
       25,000  Rensselaer Hsg. Authority (Renwyck)                          7.650           01/01/11                  27,192
   15,000,000  Rensselaer Municipal Leasing Corp.                           6.900           06/01/24              16,668,000
       45,000  Riverhead HDC                                                8.250           08/01/10                  47,216
   20,890,000  Rochester Hsg. Authority (Crossroads)                        7.700           01/01/17              22,778,247
    6,790,000  Rochester Museum & Science Center                            6.125           12/01/15               6,957,781
    2,000,000  Rockland County IDA (DC)                                     6.250           05/01/28               2,000,000
    2,090,000  Rockland County IDA (DC)                                     8.000           03/01/13               2,374,658
    1,395,000  Saratoga County IDA (ARC)                                    8.400           03/01/13               1,545,758
      500,000  Schenectady IDA (ASSC)                                       6.400           05/01/14                 541,395
    2,655,000  Schenectady IDA (ASSC)                                       6.450           05/01/24               2,881,445
      522,000  Schroon Lake Fire District (b)                               7.250           03/01/09                 551,467
      175,000  Scotia Hsg. Authority (Holyrood House)                       7.000           06/01/09                 185,950
       65,000  SONYMA, 1st Series                                           0.000           10/01/19                  64,017
       30,000  SONYMA, 1st Series                                           0.000           10/01/14                   6,637
   10,775,000  SONYMA, 2nd Series                                           0.000           10/01/14               2,322,982
      830,000  SONYMA, 6th Series                                           9.375           04/01/10                 856,834
    1,255,000  SONYMA, 7th Series GAINS                                     9.250           10/01/14               1,282,610
      450,000  SONYMA, 8th Series A                                         6.875           04/01/17                 458,213
      100,000  SONYMA, 8th Series D                                         8.200           10/01/06                 101,628
      665,000  SONYMA, 8th Series E                                         8.100           10/01/17                 679,284
      360,000  SONYMA, 9th Series A                                         7.300           04/01/17                 362,070
      790,000  SONYMA, Series 12 CAB                                        8.250           04/01/17                 809,884
      220,000  SONYMA, Series 2                                             0.000           10/01/14                  47,685
       25,000  SONYMA, Series 27                                            6.450           04/01/04                  26,609
    6,915,000  SONYMA, Series 28                                            6.450           10/01/20               7,145,062
   10,000,000  SONYMA, Series 28                                            6.650           04/01/22              10,563,600
    8,830,000  SONYMA, Series 28                                            7.050           10/01/23               9,437,681
      605,000  SONYMA, Series 30                                            5.800           10/01/25                 621,759
       15,000  SONYMA, Series 30-A                                          4.375           10/01/23                  14,747
   16,005,000  SONYMA, Series 30-B                                          6.650           10/01/25              17,075,895
      100,000  SONYMA, Series 30-C1                                         5.850           10/01/25                 103,388
       15,000  SONYMA, Series 30-C2                                         5.800           10/01/25                  15,482
   11,510,000  SONYMA, Series 36-A                                          6.625           04/01/25              12,391,091
   13,620,000  SONYMA, Series 38 RITES (b)                                  8.186(f)        04/01/25              15,101,175
       80,000  SONYMA, Series 40-A                                          6.350           04/01/21                  83,754
    7,560,000  SONYMA, Series 40-A                                          6.700           04/01/25               8,166,161
       75,000  SONYMA, Series 40-B                                          6.400           10/01/12                  80,778
    5,885,000  SONYMA, Series 40-B                                          6.600           04/01/25               6,335,144
      110,000  SONYMA, Series 42                                            6.650           04/01/26                 119,189
   13,605,000  SONYMA, Series 42                                            6.650           04/01/26              14,689,319
   11,990,000  SONYMA, Series 44                                            7.500           04/01/26              13,076,654


                                                    21 Rochester Fund Municipals


STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------

$     100,000  SONYMA, Series 46                                            6.500%          04/01/13         $       108,423
       65,000  SONYMA, Series 46                                            6.600           10/01/19                  70,454
   24,525,000  SONYMA, Series 46                                            6.650           10/01/25              26,592,948
      305,000  SONYMA, Series 48                                            6.100           04/01/25                 323,626
    7,370,000  SONYMA, Series 50                                            6.625           04/01/25               8,007,137
      920,000  SONYMA, Series 52                                            6.100           04/01/26                 982,220
      145,000  SONYMA, Series 52                                            6.100           04/01/26                 154,247
       45,000  SONYMA, Series 54                                            6.200           10/01/26                  48,440
       25,000  SONYMA, Series 54                                            6.200           10/01/26                  26,812
    6,190,000  SONYMA, Series 58                                            6.400           04/01/27               6,728,840
      515,000  SONYMA, Series 60                                            6.000           10/01/22                 545,025
      350,000  SONYMA, Series 60                                            6.050           04/01/26                 372,677
    1,000,000  SONYMA, Series 61                                            5.800           10/01/17               1,047,260
    9,750,000  SONYMA, Series 63                                            6.125           04/01/27              10,451,513
   10,205,000  SONYMA, Series 65                                            5.850           10/01/28              10,625,242
    3,000,000  SONYMA, Series 67                                            5.700           10/01/17               3,123,060
   11,665,000  SONYMA, Series 67                                            5.800           10/01/28              12,101,154
      200,000  SONYMA, Series 69                                            5.400           10/01/19                 201,708
    9,455,000  SONYMA, Series 69                                            5.500           10/01/28               9,514,945
   10,250,000  SONYMA, Series 71                                            5.400           04/01/29              10,267,938
    1,845,000  SONYMA, Series BB-2                                          7.950           10/01/15               1,897,121
       35,000  SONYMA, Series EE-1                                          8.000           10/01/10                  35,361
       95,000  SONYMA, Series EE-2                                          7.450           10/01/10                  99,025
       40,000  SONYMA, Series EE-2                                          7.500           04/01/16                  41,718
      260,000  SONYMA, Series EE-3                                          7.700           10/01/10                 274,108
       15,000  SONYMA, Series EE-3                                          7.750           04/01/16                  15,821
       95,000  SONYMA, Series EE-4                                          7.750           10/01/10                 100,333
      385,000  SONYMA, Series HH-2                                          7.700           10/01/09                 398,983
       40,000  SONYMA, Series HH-2                                          7.850           04/01/22                  41,569
      260,000  SONYMA, Series HH-3                                          7.875           10/01/09                 273,213
      515,000  SONYMA, Series HH-3                                          7.950           04/01/22                 541,286
       20,000  SONYMA, Series HH-4                                          8.050           04/01/22                  21,112
      100,000  SONYMA, Series II                                            0.000           04/01/05                  62,509
       90,000  SONYMA, Series II                                            0.000           04/01/06                  52,016
      100,000  SONYMA, Series II                                            0.000           10/01/07                  51,178
      170,000  SONYMA, Series II                                            0.000           04/01/08                  83,623
      120,000  SONYMA, Series II                                            0.000           10/01/08                  56,761
      180,000  SONYMA, Series II                                            0.000           10/01/09                  78,689
      455,000  SONYMA, Series JJ                                            7.500           10/01/17                 476,358
       75,000  SONYMA, Series KK                                            7.650           04/01/19                  77,927
      285,000  SONYMA, Series KK                                            7.800           10/01/20                 297,306
      260,000  SONYMA, Series MM-1                                          7.500           04/01/13                 271,778
       25,000  SONYMA, Series MM-1                                          7.750           10/01/05                  26,109
       75,000  SONYMA, Series MM-1                                          7.950           10/01/21                  80,533
      100,000  SONYMA, Series MM-2                                          7.700           04/01/05                 104,130
    1,655,000  SONYMA, Series MM-2                                          7.700           04/01/13               1,681,017
       60,000  SONYMA, Series NN                                            7.550           10/01/17                  62,956
        5,000  SONYMA, Series OO                                            7.900           10/01/11                   5,179
       20,000  SONYMA, Series QQ                                            7.700           10/01/12                  20,919
      105,000  SONYMA, Series RR                                            7.700           10/01/10                 111,011

                                                    22 Rochester Fund Municipals


STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------
$      80,000  SONYMA, Series RR                                            7.750%          10/01/17         $        84,491
        5,000  SONYMA, Series TT                                            6.950           10/01/02                   5,270
       70,000  SONYMA, Series UU                                            7.150           10/01/22                  73,140
    2,760,000  SONYMA, Series UU                                            7.750           10/01/23               2,928,857
  115,222,000  SONYMA, Series VV                                            0.000           10/01/23              18,031,091
      195,000  SONYMA, Series VV                                            7.375           10/01/11                 208,457
      725,000  Suffolk County GO                                            6.375           11/01/16                 801,872
       15,000  Suffolk County GO                                            6.750           08/01/10                  15,338
      425,000  Suffolk County IDA (Community Program Ctr. of L.I.)          7.250           11/01/07                 447,908
    1,825,000  Suffolk County IDA (Community Program Ctr. of L.I.)          8.250           11/01/22               1,938,150
      790,000  Suffolk County IDA (Devel. Disabilities)                     7.375           03/01/03                 827,170
    9,675,000  Suffolk County IDA (Devel. Disabilities)                     8.750           03/01/23              11,024,082
    2,000,000  Suffolk County IDA (Dowling College)                         6.625           06/01/24               2,111,900
    2,870,000  Suffolk County IDA (Dowling College)                         6.700           12/01/20               3,084,820
      950,000  Suffolk County IDA (Dowling College)                         8.250           12/01/20 (p)           1,052,125
      445,000  Suffolk County IDA (Fil-Coil)                                9.000           12/01/15                 453,900
    1,060,000  Suffolk County IDA (Fil-Coil)                                9.250           12/01/25               1,083,659
    3,860,000  Suffolk County IDA (HFAS)                                    6.650           11/01/17               3,888,564
    8,545,000  Suffolk County IDA (Huntington Res Rec)                      5.550(w)        10/01/04               8,843,990
    9,180,000  Suffolk County IDA (Huntington Res Rec)                      5.650(w)        10/01/05               9,567,580
    9,875,000  Suffolk County IDA (Huntington Res Rec)                      5.750(w)        10/01/06              10,383,168
   10,615,000  Suffolk County IDA (Huntington Res Rec)                      5.800(w)        10/01/07              11,186,193
   11,410,000  Suffolk County IDA (Huntington Res Rec)                      5.850(w)        10/01/08              12,087,412
   12,265,000  Suffolk County IDA (Huntington Res Rec)                      5.950(w)        10/01/09              13,104,049
   13,190,000  Suffolk County IDA (Huntington Res Rec)                      6.000(w)        10/01/10              14,096,153
   14,170,000  Suffolk County IDA (Huntington Res Rec)                      6.150(w)        10/01/11              15,257,689
   17,155,000  Suffolk County IDA (Huntington Res Rec)                      6.250(w)        10/01/12              18,533,061
      190,000  Suffolk County IDA (Marbar Assoc.)                           8.300           03/01/08                 190,608
      190,000  Suffolk County IDA (Marbar Assoc.)                           8.300           03/01/09                 190,608
      250,000  Suffolk County IDA (Microwave Power)                         7.750           06/30/02                 263,453
    4,320,000  Suffolk County IDA (Microwave Power)                         8.500           06/30/22               4,609,267
      715,000  Suffolk County IDA (OBPWC)                                   7.500           11/01/22                 784,863
    1,670,000  Suffolk County IDA (Rimland Facilities)                      6.375(v)        12/01/09               1,664,990
    1,365,000  Suffolk County IDA (Wireless Boulevard Realty)               7.875           12/01/12               1,454,653
    4,005,000  Suffolk County IDA (Wireless Boulevard Realty)               8.625           12/01/26               4,346,186
    3,030,000  Sunnybrook EHC                                              11.250           12/01/14               3,198,923
    1,990,000  Syracuse Hsg. Authority (Seneca Heights)                     7.500           12/01/07               2,027,770
    4,720,000  Syracuse Hsg. Authority (Seneca Heights)                     8.500           12/01/17               4,818,318
    9,590,000  Syracuse Hsg. Authority, Series A                            5.800           08/01/37              10,184,292
      625,000  Syracuse Hsg. Authority, Series B                            7.500           08/01/10                 645,713
      550,000  Syracuse IDA (Anoplate Corp.)                                7.250           11/01/07                 579,475
    2,195,000  Syracuse IDA (Anoplate Corp.)                                8.000           11/01/22               2,313,640
   43,990,000  Syracuse IDA (James Square)                                  0.000           08/01/25              11,038,851
      660,000  Syracuse IDA (Piscitell Stone)                               8.400           12/01/11                 709,790
      980,000  Syracuse IDA (Rockwest Center II)                            7.625           12/01/10               1,037,105
    1,470,000  Syracuse IDA (Rockwest Center II)                            8.625           12/01/15               1,630,157
    1,150,000  Syracuse IDA (Rockwest Center I)                             8.000           06/01/13               1,229,615
    3,770,000  Syracuse IDA (St. Joseph's Hospital)                         7.500           06/01/18 (p)           4,191,411
    3,750,000  Tompkins County IDA (Ithacare Center)                        6.200           02/01/37               4,100,250
       50,000  Tompkins County IDA (Kendall at Ithaca)                      7.250           06/01/03                  51,172

                                                    23 Rochester Fund Municipals



STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------
$   2,790,000  Tompkins County IDA (Kendall at Ithaca)                      7.875%          06/01/15         $     2,998,385
    5,715,000  Tompkins County IDA (Kendall at Ithaca)                      7.875           06/01/24               6,116,879
      250,000  Tompkins Healthcare Corp.                                   10.800           02/01/07                 306,758
       45,000  Tompkins Healthcare Corp.                                   10.800           02/01/28                  59,669
      505,000  Tonawanda Senior Citizens Hsg.                               7.875           02/01/11                 522,933
       75,000  Tupper Lake HDC                                              8.125           10/01/10                  75,194
    1,000,000  UCP/HCA of Chemung County                                    6.600           08/01/22               1,124,350
    4,870,000  UFA Devel. Corp. (Loretto-Utica Corp.)                       5.950           07/01/35               5,160,544
      445,000  Ulster County IDA (Brooklyn Bottling)                        7.800           06/30/02                 467,682
    1,915,000  Ulster County IDA (Brooklyn Bottling)                        8.600           06/30/22               2,056,787
    2,250,000  Ulster County Res Rec                                        6.000           03/01/14               2,359,845
    2,470,000  Union Hsg. Authority (Methodist Homes)                       7.625           11/01/16               2,751,432
      105,000  Union Hsg. Authority (Methodist Homes)                       8.050           04/01/19                 107,388
      110,000  Union Hsg. Authority (Methodist Homes)                       8.150           04/01/00                 115,262
      120,000  Union Hsg. Authority (Methodist Homes)                       8.250           04/01/01                 128,965
      150,000  Union Hsg. Authority (Methodist Homes)                       8.350           04/01/02                 165,131
    2,010,000  Union Hsg. Authority (Methodist Homes)                       8.500           04/01/12               2,272,988
   23,140,000  United Nations Devel. Corp., Series B                        5.600           07/01/26              23,228,163
   13,450,000  United Nations Devel. Corp., Series C                        5.600           07/01/26              13,501,245
      100,000  Utica GO                                                     5.900           12/01/02                 100,152
      580,000  Utica GO                                                     6.000           01/15/06                 574,275
      560,000  Utica GO                                                     6.250           01/15/07                 560,896
       25,000  Utica Senior Citizen Hsg. Corp.                              0.000           07/01/02                  17,154
    3,410,000  Utica Senior Citizen Hsg. Corp.                              0.000           07/01/26                 296,909
       20,000  Valley Health Devel. Corp.                                   7.850           08/01/35                  22,220
      435,000  Valley Health Devel. Corp.                                  11.300           02/01/07                 522,544
      175,000  Valley Health Devel. Corp.                                  11.300           02/01/23                 209,818
      950,000  Vigilant EHL (Thomatson)                                     7.500           11/01/12               1,027,302
    8,440,000  Warren & Washington Counties IDA (Res Rec)                   8.000           12/15/12               8,544,318
    8,535,000  Warren & Washington Counties IDA (Res Rec)                   8.200           12/15/10               8,687,520
    8,965,000  Warren & Washington Counties IDA (Res Rec)                   8.200           12/15/10               9,125,205
      100,000  Watervliet Elderly Hsg. Corp.                                8.000           11/15/03                 101,865
       95,000  Watervliet Elderly Hsg. Corp.                                8.000           11/15/04                  96,772
       95,000  Watervliet Elderly Hsg. Corp.                                8.000           11/15/05                  96,772
      100,000  Watervliet Elderly Hsg. Corp.                                8.000           11/15/06                 101,865
      100,000  Watervliet Elderly Hsg. Corp.                                8.000           11/15/07                 101,865
      100,000  Watervliet Elderly Hsg. Corp.                                8.000           11/15/08                 101,865
      100,000  Watervliet Elderly Hsg. Corp.                                8.000           11/15/09                 101,865
      385,000  Wayne County IDA (ARC)                                       7.250           03/01/03                 403,569
    2,925,000  Wayne County IDA (ARC)                                       8.375           03/01/18               3,244,498
    1,870,000  Westchester County IDA (BAH)                                 8.375           12/01/25               2,171,313
    1,407,600  Westchester County IDA (Clearview School)                    9.375           01/01/21               1,580,327
    2,220,000  Westchester County IDA (JBFS)                                6.750           12/15/12               2,390,896
    1,560,000  Westchester County IDA (JDAM)                                6.750           04/01/16               1,683,380
    1,800,000  Westchester County IDA (Lawrence Hospital)                   5.125           04/01/18               1,754,514
       65,000  Westchester County IDA (Westchester Airport)                 5.950           08/01/24                  66,584
    1,915,000  Yates County IDA (Keuka College)                             8.750           08/01/15               2,271,420
    1,095,000  Yates County IDA (Keuka College)                             9.000           08/01/11               1,227,791
    1,000,000  Yonkers IDA (St. Joseph's Hospital)                          7.500           12/30/03               1,065,290
    3,270,000  Yonkers IDA (St. Joseph's Hospital)                          8.500           12/30/13               3,710,469

                                                    24 Rochester Fund Municipals



STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------
$   2,200,000  Yonkers IDA (St. Joseph's Hospital), Series A                6.150%          03/01/15         $     2,219,184
    2,100,000  Yonkers IDA (St. Joseph's Hospital), Series B                6.150           03/01/15               2,118,312
    1,000,000  Yonkers IDA (St. Joseph's Hospital), Series C                6.200           03/01/20               1,008,700
      350,000  Yonkers IDA (Westchester School)                             7.375           12/30/03                 370,472
    3,375,000  Yonkers IDA (Westchester School)                             8.750           12/30/23               3,780,304
      860,000  Yonkers Parking Authority                                    7.750           12/01/04                 923,115
-----------------------------------------------------------------------------------------------------------------------------------
  U.S. Possessions--9.4%
      400,000  American Samoa Power Authority                               6.800           09/01/00                 419,660
      400,000  American Samoa Power Authority                               6.850           09/01/01                 427,420
      400,000  American Samoa Power Authority                               6.900           09/01/02                 434,228
      500,000  American Samoa Power Authority                               6.950           09/01/03                 550,480
      500,000  American Samoa Power Authority                               7.000           09/01/04                 557,530
      800,000  American Samoa Power Authority                               7.100           09/01/01                 860,192
      800,000  American Samoa Power Authority                               7.200           09/01/02                 876,952
    5,375,000  Guam Airport Authority, Series B                             6.600           10/01/10               5,885,679
   60,730,000  Guam Airport Authority, Series B                             6.700           10/01/23              66,541,254
    2,995,000  Guam Economic Devel. Authority                               9.375(d)        11/01/18               2,921,473
    2,540,000  Guam Economic Devel. Authority                               9.500           11/01/18               2,584,755
       10,000  Guam Power Authority                                         6.300           10/01/22                  10,636
      450,000  Guam Power Authority                                         6.625           10/01/14                 499,136
    4,780,000  Guam Power Authority                                         6.750           10/01/24               5,333,811
    1,010,034  Puerto Rico Dept. of Corrections Equipment Lease (b)         8.000           04/17/03               1,049,435
   17,800,000  Puerto Rico Electric LEVRRS                                  8.153(f)        07/01/23              20,737,000
    7,240,000  Puerto Rico GO                                               5.000           07/01/26               7,012,085
    9,150,000  Puerto Rico GO                                               5.000           07/01/27               8,870,834
       30,000  Puerto Rico GO                                               5.875           07/01/18                  32,405
    5,000,000  Puerto Rico GO                                               5.375           07/01/25               5,085,650
    1,600,000  Puerto Rico GO RITES (b)                                     7.890(f)        07/01/22               1,812,000
   40,250,000  Puerto Rico GO YCN                                           8.124(f)        07/01/20              45,130,313
    1,000,000  Puerto Rico GO YCN (b)                                       8.063(f)        07/01/15               1,158,750
    6,766,263  Puerto Rico Health Dept. Municipal Lease (b)                 7.438           03/26/03               6,949,967
      350,000  Puerto Rico HFA                                              6.250           04/01/29                 369,747
    8,690,000  Puerto Rico HFC                                              0.000           08/01/26               1,282,123
       10,000  Puerto Rico HFC                                              7.300           10/01/06                  10,540
      210,000  Puerto Rico HFC                                              7.500           10/01/15                 222,025
    5,240,000  Puerto Rico HFC                                              7.500           04/01/22               5,540,042
       95,000  Puerto Rico HFC                                              7.650           10/15/22                 100,841
       25,000  Puerto Rico HFC                                              7.800           10/15/21                  25,533
    1,000,000  Puerto Rico Highway & Transportation Authority               5.500           07/01/17               1,024,790
    2,520,000  Puerto Rico IME (Upjohn)                                     7.500           12/01/23               2,629,292
      672,600  Puerto Rico Industrial Commission Municipal Lease (b)        8.000           03/26/03                 700,042
    1,215,000  Puerto Rico Infrastructure Authority, Series A               7.500           07/01/09               1,242,605
      660,000  Puerto Rico Infrastructure Authority, Series A               7.750           07/01/08                 675,134
      165,000  Puerto Rico Infrastructure Authority, Series A               7.900           07/01/07                 168,803
        5,000  Puerto Rico ITEME (Polytech University)                      5.700           08/01/13                   5,130
    5,250,000  Puerto Rico ITEME (Ryder Hospital)                           6.700           05/01/24               5,747,228
      208,424  Puerto Rico Medical Services Municipal Lease (b)             7.300           02/27/03                 214,133
      802,650  Puerto Rico Medical Services Municipal Lease (b)             7.500           04/01/03                 829,314
      171,146  Puerto Rico Municipality of Rio Grande Vehicle Lease (b)     9.000           01/23/03                 182,212
       20,000  Puerto Rico Port Authority                                   7.300           07/01/07                  20,034

                                                    25 Rochester Fund Municipals


STATEMENT OF INVESTMENTS     June 30, 1998 (Unaudited)
===================================================================================================================================
        Face
        Amount             Description                                     Coupon           Maturity              Market Value
-----------------------------------------------------------------------------------------------------------------------------------
$   7,000,000  Puerto Rico Public Bldgs. Authority Indexed Flt.             6.050% (c)(f)   07/01/16         $     7,375,620
      427,962  Puerto Rico State Courts Municipal Lease (b)                 8.000           03/26/03                 445,718
   16,550,000  Puerto Rico Telephone Authority RIBS                         6.996(f)        01/16/15              17,646,438
   15,000,000  Puerto Rico Telephone Authority RIBS (b)                     8.200(f)        01/01/20              16,668,750
      500,000  Puerto Rico TEMEC (Mennonite Hospital)                       5.625           07/01/17                 511,615
      985,000  Puerto Rico TEMEC (Mennonite Hospital)                       5.625           07/01/27               1,003,518
    3,000,000  Puerto Rico TEMEC (Mennonite Hospital)                       6.500           07/01/26               3,257,460
    3,343,091  Puerto Rico/Family Dept. Municipal Lease (b)                12.725           08/12/03               3,847,363
    1,205,000  University of V. I.                                          7.250           10/01/04               1,308,196
    3,570,000  University of V. I.                                          7.700           10/01/19               4,099,859
    5,175,000  University of V. I.                                          7.750           10/01/24               5,956,736
      358,000  V. I. GO (Hugo Insurance Claims Program)                     7.750           10/01/06                 393,249
       70,000  V. I. HFA                                                    6.450           03/01/16                  74,579
       25,000  V. I. HFA                                                    8.100           12/01/18                  25,960
    1,670,000  V. I. Port Authority (CEK Airport)                           8.100           10/01/05               1,716,125
    1,000,000  V. I. Public Finance Authority                               5.500           10/01/22               1,012,910
    7,500,000  V. I. Public Finance Authority                               5.625           10/01/25               7,647,075
    4,500,000  V. I. Public Finance Authority                               6.000           10/01/22               4,603,455
    1,135,000  V. I. Public Finance Authority                               7.125           10/01/04 (p)           1,259,248
   28,750,000  V. I. Public Finance Authority                               7.250           10/01/18 (p)          32,763,213
    1,735,000  V. I. Public Finance Authority                               7.375           10/01/10 (p)           2,045,461
    1,515,000  V. I. Water & Power Authority                                5.300           07/01/21               1,508,016
    5,945,000  V. I. Water & Power Authority                                7.400           07/01/11               6,546,812
    6,850,000  V. I. Water & Power Authority                                7.600           01/01/12               7,817,289
    5,200,000  V. I. Water & Power Authority                                8.500           01/01/10               5,456,568
----------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS, AT VALUE (COST $3,472,432,860)--102.2%                                                    3,704,170,490
----------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(2.2%)                                                                   (80,231,602)
                                                                                                             ---------------
  NET ASSETS--100.0%                                                                                         $ 3,623,938,888
                                                                                                             ===============

(a)  Date of mandatory put; final maturity 12/15/2008.
(b)  Illiquid security--See Note 5 of Notes to Financial Statements.
(c)  Security will convert to a fixed coupon at a date prior to maturity.
(d)  Non-income accruing security--Issuer is in default of interest payment.
(f) Interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at 06/30/98.
(p)  This issue has been prerefunded to an earlier date.
(v)  Variable rate security that fluctuates as a percentage of prime rate.
(w)  When-issued security--See Note 3 of Notes to Financial Statements.

                                See accompanying Notes to Financial Statements.



                                                   26 Rochester Fund Municipals

PORTFOLIO ABBREVIATIONS
--------------------------------------------------------------------------------
To simplify the listings of Rochester Fund Municipals' holdings in the Statement of Investments, we have abbreviated the descriptions of many of the securities per the table below:

ACLDD       Adults and Children with Learning and                MMC        Marymount Manhattan College
              Developmental Disabilities                         MMP        Millbrook Millwork Project

ARC         Association of Retarded Citizens                     MTA        Metropolitan Transit Authority
ASSC        Annie Schaffer Senior Center                         NIMO       Niagara Mohawk Power Corporation
BAH         Beth Abraham Hospital                                NJ         New Jersey
BHMS        Brooklyn Heights Montessori School                   NY         New York
BOCES       Board of Cooperative Educational Services            NYC        New York City
CAB         Capital Appreciation Bond                            NYS        New York State
CARS        Complimentary Auction Rate Security                  NYSEG      New York State Electric and Gas
CCM         Comprehensive Care Management                        OBPWC      Ocean Bay Park Water Corporation
CDC         Community Development Corporation                    PRFFP      Puerto Rican Family Foundation Project
CEK         Cyril E. King                                        Res Rec    Resource Recovery Facility
CF          Community Facilities                                 RGH        Rochester General Hospital
CGH         Community General Hospital                           RG&E       Rochester Gas and Electric
CNR         College of New Rochelle                              RIBS       Residual Interest Bonds
Con Ed      Consolidated Edison Company                          RITES      Residual Interest Tax Exempt Security
COP         Certificate of Participation                         SCSB       Schuyler Community Services Board
DC          Dominican College                                    SLRHFP     St. Luke Residential Healthcare Facility Project
EHC         Elderly Housing Corporation                          SONYMA     State of New York Mortgage Agency
EHL         Engine Hook and Ladder                               SWMA       Solid Waste Management Authority
EPG         Elmhurst Parking Garage                              TEMEC      Tourist, Educational, Medical and
ERDA        Energy Research and Development Authority                         Environmental Control
FLCP        Finger Lakes Cerebral Palsy                          UCC        Upstate Community Colleges



GAINS       Growth and Income Securities                         UCP/HCA    United Cerebral Palsy and Handicapped
GO          General Obligation                                                Children's Association
HDC         Housing Development Corporation                      UDC        Urban Development Corporation
HELP        Homeless Economic Loan Program                       UFA        Utica Free Academy
HFA         Housing Finance Agency                               V. I.      United States Virgin Islands
HFAS        Huntington First Aid Squad                           WHMC       Wyckoff Heights Medical Center
HFC         Housing Finance Corporation                          WWH        Wyandach/Wheatley Heights
H&NH        Hospital and Nursing Home                            YCN        Yield Curve Note
IDA         Industrial Development Authority                     YCR        Yield Curve Receipt
IME         Industrial, Medical and Environmental
IRS         Inverse Rate Security
ITEME       Industrial, Tourist, Educational, Medical
              and Environmental
IVRC        Inverse Variable Rate Certificate
JBFS        Jewish Board of Family Services
JDAM        Julia Dyckman Angus Memorial
LEVRRS      Leveraged Reverse Rate Security
LGAC        Local Government Assistance Corporation
LGSC        Local Government Services Corporation
LILCO       Long Island Lighting Corporation
L.I.        Long Island
MCC         Mobile Climate Control
MHMC        Montefiore Hospital and Medical Center





                                                    27 Rochester Fund Municipals

INDUSTRY CONCENTRATIONS  June 30, 1998 (Unaudited)
================================================================================
Distribution of investments by industry, as a percentage of total investments at value, is as follows:

     Industry                                   Market Value         Percent
--------------------------------------------------------------------------------
     Hospital/Healthcare                        $611,360,552          16.5%
     General Obligation                          412,485,546          11.1
     Electric Utilities                          377,892,887          10.2
     Multi-Family Housing                        371,239,546          10.0
     Resource Recovery                           328,396,079           8.9
     Lease Rental                                258,962,862           7.0
     Single-Family Housing                       253,856,769           6.9
     Marine/Aviation Facilities                  162,849,671           4.4
     Water Utilities                             106,088,043           2.9
     Non Profit Organization                     104,895,030           2.8
     Higher Education                            104,696,668           2.8
     Manufacturing, Non-Durable Goods             97,228,866           2.6
     Highways/Railways                            95,641,364           2.6
     Adult Living Facilities                      76,981,581           2.1
     Education                                    65,801,278           1.8
     Corporate Backed                             61,620,759           1.7
     Manufacturing, Durable Goods                 61,182,909           1.6
     Sales Tax Revenue                            52,120,899           1.4
     Other                                       100,869,181           2.7
                                              --------------         -----
                                              $3,704,170,490         100.0%
                                              ==============         =====

SUMMARY OF RATINGS June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

                  Rating                                    Percent
                  -------------------------------------------------
                  AAA                                         26.1%
                  AA                                          11.7
                  A                                           29.8
                  BBB                                         18.9
                  BB                                           0.4
                  B                                            1.9
                  CCC                                          0.0
                  CC                                           0.0
                  C                                            0.0
                  Not Rated                                   11.2
                                                             -----
                                                             100.0%
                                                             =====

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager and the Fund's Board of Trustees are included in the "Not Rated" category. For further information see "Credit Quality" in the Prospectus.

                          28 Rochester Fund Municipals


STATEMENT OF ASSETS AND LIABILITIES June 30, 1998 (Unaudited)
==============================================================================================
ASSETS
  Investments, at value (cost $3,472,432,860--see accompanying statement        $3,704,170,490
  --------------------------------------------------------------------------------------------
  Receivables:
    Interest                                                                        58,268,059
    Shares of beneficial interest sold                                              20,369,807
    Investments sold                                                                 2,905,128
  --------------------------------------------------------------------------------------------
  Other                                                                                350,741
                                                                                --------------
  Total assets                                                                   3,786,064,225
                                                                                --------------
LIABILITIES
  Bank overdraft                                                                     3,278,325
  --------------------------------------------------------------------------------------------
  Payables and other liabilities:
    Investments purchased                                                          141,575,730
    Note payable to bank (interest rate 7.125% at 6/30/98)--Note 6                   6,900,000
    Shares of beneficial interest redeemed                                           6,115,808
    Dividends                                                                        3,195,219
    Trustees' fees--Note 1                                                             516,422
    Other                                                                              543,833
                                                                                --------------
   Total liabilities                                                               162,125,337
                                                                                --------------
NET ASSETS                                                                      $3,623,938,888
                                                                                ==============
==============================================================================================
COMPOSITION OF NET ASSETS
   Paid-in capital                                                              $3,464,401,340
   -------------------------------------------------------------------------------------------
   Excess of distributions over net investment income                               (4,776,324)
   -------------------------------------------------------------------------------------------
   Accumulated net realized loss on investment transactions                        (67,423,758)
   -------------------------------------------------------------------------------------------
   Net unrealized appreciation on investments--Note 3                             231,737,630
                                                                                --------------
   Net assets                                                                   $3,623,938,888
                                                                                ==============

==============================================================================================
NET ASSET VALUE PER SHARE
  CLASS A SHARES:
  Net asset value and redemption price per share (based on net assets of
    $3,176,445,829 and 169,755,161 shares of beneficial interest outstanding)           $18.71
  Maximum offering price per share (net asset value plus sales charge of
    4.75% of offering price)                                                            $19.64

----------------------------------------------------------------------------------------------
  CLASS B SHARES:
  Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $334,326,994 and
    17,885,018 shares of beneficial interest outstanding)                               $18.69

----------------------------------------------------------------------------------------------
  CLASS C SHARES:
  Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $113,166,065 and
    6,052,636 shares of beneficial interest outstanding)                                $18.70



                 See accompanying Notes to Financial Statements.




                          29 Rochester Fund Municipals


STATEMENT OF OPERATIONS For the Six Months Ended June 30, 1998 (Unaudited)
====================================================================================================================================
INVESTMENT INCOME                                                   EXPENSES (CONTINUED)
  Interest                                       $104,415,480         Custodian fees and expenses                     $114,022
EXPENSES                                         ------------
  Management fees--Note 4                           7,767,963         Trustees' fees and expenses--Note 1               51,572
  Distribution and service plan                                       Legal and auditing fees                           37,940
    fees--Note 4:                                                     Other                                             92,240
      Class A                                       2,234,930         Interest                                         283,267
      Class B                                       1,225,744                                                     ------------
      Class C                                         389,743           Total expenses                              13,881,291
  Transfer and shareholder servicing                                                                              ------------
    agent fees--Note 4:                                             NET INVESTMENT INCOME                           90,534,189
      Class A                                         744,888                                                     ------------
      Class B                                          73,297       REALIZED AND UNREALIZED GAIN (LOSS)
      Class C                                          17,882         Net realized loss on investments              (2,451,118)
  Accounting service fees--Note 4                     496,927         Net change in unrealized appreciation
  Registration and filing fees                        198,128         or depreciation on investments                15,806,589
  Shareholder reports                                 152,748                                                     ------------
                                                                      Net realized and unrealized gain              13,355,471
                                                                                                                  ------------
                                                                    NET INCREASE IN NET ASSETS
                                                                      RESULTING FROM OPERATIONS                   $103,889,660
                                                                                                                  ============


                                 See accompanying Notes to Financial Statements.



                                                                                             Six Months Ended
                                                                                               June 30, 1998         Year Ended
STATEMENTS OF CHANGES IN NET ASSETS                                                             (Unaudited)       December 31, 1997
====================================================================================================================================
OPERATIONS
  Net investment income                                                                      $   90,534,189      $  155,206,919
  Net realized loss                                                                              (2,451,118)         (5,735,552)
  Net change in unrealized appreciation or depreciation                                          15,806,589         107,729,438
  Net increase in net assets resulting from operations                                          -----------        ------------
                                                                                                103,889,660         257,200,805
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income:
    Class A                                                                                     (88,608,738)       (152,050,014)
    Class B                                                                                      (6,136,796)         (2,948,096)
    Class C                                                                                      (1,945,200)           (808,459)
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
  Net increase in net assets resulting from beneficial interest transactions--Note 2:
    Class A                                                                                     322,375,081         443,076,063
    Class B                                                                                     162,007,137         168,083,894
    Class C                                                                                      63,730,381          48,222,991
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                  555,311,525         760,777,184
Beginning of period                                                                           3,068,627,363       2,307,850,179
                                                                                             --------------      --------------
End of period (including excess of distributions over net investment income of
  $4,776,324 and undistributed net investment income of $1,380,220, respectively)            $3,623,938,888      $3,068,627,363
                                                                                             ==============      ==============

                                 See accompanying Notes to Financial Statements.

                                                    30 Rochester Fund Municipals



FINANCIAL HIGHLIGHTS                                                         CLASS A
                                              ----------------------------------------------------------------------------
                                                Six Months
                                                  Ended
                                               June 30, 1998                                 Year Ended December 31,
                                                (Unaudited)    1997      1996 (b)       1995          1994          1993
==========================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period             $18.67       $18.00     $18.18        $16.31        $19.00        $17.65
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                            0.52         1.10       1.10          1.10          1.13          1.17
  Net realized and unrealized gain (loss)          0.06         0.67      (0.18)         1.86         (2.68)         1.35
                                                 ------       ------     ------        ------        ------        ------
Total income (loss) from
  investment operations                            0.58         1.77       0.92          2.96         (1.55)         2.52
--------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Dividends from net investment income            (0.54)       (1.10)     (1.10)        (1.09)        (1.13)        (1.17)
  Undistributed net investment income -
    prior year                                      --          --          --            --          (0.01)          --
                                                 ------       ------     ------        ------        ------        ------
Total dividends and distributions
  to shareholders                                 (0.54)       (1.10)     (1.10)        (1.09)        (1.14)        (1.17)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $18.71       $18.67     $ 18.00       $18.18        $16.31        $19.00
==========================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE (C)               3.22%       10.20%      5.37%        18.58%        (8.35%)       14.60%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $3,176       $2,848     $2,308        $2,145        $1,791        $1,794
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                 $3,006       $2,539     $2,191        $2,005        $1,847        $1,449
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net investment income                            5.52%(d)     5.96%      6.20%         6.25%         6.43%         6.21%
  Expenses (e)                                     0.75%(d)     0.76%      0.82%         0.82%         0.84%         0.75%
  Expenses (excluding interest) (e) (f)            0.73%(d)     0.75%      0.77%         0.78%         0.73%         0.64%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (g)                         6.1%         4.6%      13.3%         14.6%         34.4%         18.3%


(a)  For the period from March 17, 1997 (inception of offering) to December 31,
     1997.
(b) On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
(c) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(d)  Annualized.
(e) The expense ratios reflect the effect of gross expenses paid indirectly by the Fund.
(f) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
(g) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1998 were $747,887,491 and $211,017,014, respectively.


                     Per share information has been determined based on average shares outstanding for the period.

                                                 See accompanying Notes to Financial Statements.


                                                    31 Rochester Fund Municipals


FINANCIAL HIGHLIGHTS (Continued)                         CLASS B                     CLASS C
                                             ----------------------------------------------------------
                                              Six Months                   |Six Months
                                                 Ended      Period Ended   |   Ended       Period Ended
                                             June 30, 1998   December 31,  |June 30, 1998  December 31,
                                              (Unaudited)      1997 (a)    | (Unaudited)     1997 (a)
=======================================================================================================
                                                                           |
PER SHARE OPERATING DATA                                                   |
Net asset value, beginning of period             $18.65       $17.89       |  $18.66         $17.89
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:                                  |
  Net investment income                            0.43         0.74       |    0.43           0.74
  Net realized and unrealized gain (loss)          0.07         0.76       |    0.07           0.77
                                                 ------       ------       |  ------         ------
Total income (loss) from investment operations     0.50         1.50       |    0.50           1.51
-------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:                               |
  Dividends from net investment income            (0.46)       (0.74)      |   (0.46)         (0.74)
                                                 ------       ------       |  ------         ------
Total dividends and distributions to shareholders (0.46)       (0.74)      |   (0.46)         (0.74)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $18.69       $18.65       |  $18.70         $18.66
                                                 ======       ======       |  ======         ======
=======================================================================================================
TOTAL RETURN, AT NET ASSET VALUE (C)               2.78%        8.74%      |    2.78%          8.80%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA                                                   |
Net assets, end of period (in millions)            $334         $172       |    $113            $49
-------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $248          $76       |     $79            $21
-------------------------------------------------------------------------------------------------------
Ratios to average net assets:                                              |
  Net investment income                            4.60%(d)     4.91%(d)   |    4.59%(d)       4.92%(d)
  Expenses (e)                                     1.59%(d)     1.59%(d)   |    1.57%(d)       1.58%(d)
  Expenses (excluding interest) (e) (f)            1.58%(d)     1.58%(d)   |    1.56%(d)       1.57%(d)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate (g)                         6.1%         4.6%      |     6.1%           4.6%


----------------
(a)  For the period from March 17, 1997 (inception of offering) to December 31,
     1997.
(b)  On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
(c)  Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(d)  Annualized.
(e)  The expense ratios reflect the effect of gross expenses paid indirectly by the Fund.
(f)  During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
(g)  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1998 were $747,887,491 and $211,017,014, respectively.

        Per share information has been determined based on average shares outstanding for the period.

                 See accompanying Notes to Financial Statements.

                          32 Rochester Fund Municipals

NOTES TO FINANCIAL STATEMENTS  (Unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

Rochester Fund Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide as high a level of interest income exempt from federal, New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Long-term debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. Normally the settlement date occurs within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 1998, the Fund had entered into outstanding when-issued or forward commitments (see Note 3).

SECURITY CREDIT RISK. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. At June 30, 1998, securities with an aggregate market value of $6,755,473, representing 0.19% of the Fund's net assets, were in default.

ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At June 30, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $66,997,000, which expires between 2000 and 2006.

                          33 Rochester Fund Municipals

TRUSTEES' FEES AND EXPENSES. In January, 1995, the Board of Trustees of the Fund adopted a retirement plan for its independent trustees. Upon retirement, eligible trustees receive annual payments based upon their years of service. The plan is not funded. In connection with the sale of certain assets of Rochester Capital Advisors, L.P. (the Fund's former investment advisor) to the Manager, all but one of the existing independent trustees retired effective January 4, 1996. The retirement plan, as amended and restated on October 16, 1995, provides that no independent trustee of the Fund who is elected after September 30, 1995 may be eligible to receive benefits thereunder. The retirement plan expense, which is included in trustees' fees and expenses, amounted to $30,617 for the six months ended June 30, 1998. Payments of $30,375 were made to retired trustees during the six months ended June 30, 1998. At June 30, 1998, the Fund had recognized an accumulated liability of $507,548.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

CONCENTRATION IN NEW YORK ISSUERS. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Interest income is accrued on a daily basis. In computing net investment income, the Fund amortizes premiums and accretes original issue discount, which is in accordance with federal income tax requirements. For municipal bonds acquired after April 30, 1993 and subsequently sold at a gain, market discount is accreted at the time of sale (to the extent of the lesser of the accrued market discount or the disposition gain) and is treated as taxable income, rather than capital gain. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                          34 Rochester Fund Municipals

NOTE 2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of shares of beneficial interest of each class, par value $.01 per share. Transactions in shares of beneficial interest were as follows:


                                                  SIX MONTHS ENDED                          YEAR ENDED
                                                   JUNE 30, 1998                       DECEMBER 31, 1997 (1)
                                         --------------------------------         ------------------------------
                                          SHARES                   AMOUNT          SHARES                AMOUNT
----------------------------------------------------------------------------------------------------------------
CLASS A:
Sold                                      23,165,224       $ 432,991,077          35,581,801        $ 648,373,849
Dividends and distributions
  reinvested                               2,474,974          46,231,150           4,372,465           79,564,502
Redeemed                                  (8,397,142)       (156,847,146)        (15,687,966)        (284,862,288)
                                         -----------       -------------         -----------        -------------
Net increase                             17,243,056        $ 322,375,081          24,266,300        $ 443,076,063
                                         ==========        =============         ===========        =============
-----------------------------------------------------------------------------------------------------------------
CLASS B:
Sold                                      8,856,128        $ 165,324,564           9,239,870        $ 168,687,731
Dividends and distributions
  reinvested                                205,756            3,838,926             101,107            1,860,790
Redeemed                                   (383,661)          (7,156,353)           (134,182)          (2,464,627)
                                         ----------        -------------         -----------        -------------
Net increase                              8,678,223        $ 162,007,137           9,206,795         $168,083,894
                                         ==========        =============         ===========        =============
-----------------------------------------------------------------------------------------------------------------
CLASS C:
Sold                                      3,592,786        $  67,049,985           2,680,454        $  49,004,451
Dividends and distributions
  reinvested                                 69,759            1,302,046              28,231              520,244
Redeemed                                   (247,839)          (4,621,650)            (70,755)          (1,301,704)
                                         ----------        -------------         -----------        -------------
Net increase                              3,414,706        $  63,730,381           2,637,930        $  48,222,991
                                         ==========        =============         ===========        =============

-------------
(1) For the year ended December 31, 1997 for Class A shares and for the period from March 17, 1997 (inception of offering) to December 31, 1997 for Class B and Class C shares.

NOTE 3. PORTFOLIO INFORMATION

The Fund held $460,546,530 in inverse floating rate municipal bonds at June 30, 1998, which represents 12.71% of the Fund's net assets.

At June 30, 1998, net unrealized appreciation on investments of $231,737,630 was composed of gross appreciation of $237,511,245, and gross depreciation of $5,773,615.

                          35 Rochester Fund Municipals

At June 30, 1998, investments in securities included issues that were purchased on a when-issued or delayed delivery basis. The Fund has recorded these commitments and is valuing the when-issued securities at current market value on each trading day. In addition, the Fund has segregated sufficient liquid debt securities with its custodian to cover these commitments. The Fund intends to invest no more than 10% of its net assets in when-issued or delayed delivery securities. The aggregate cost of securities purchased on a when-issued or delayed delivery basis at June 30, 1998 was $119,028,750, which represents 3.28% of the Fund's net assets. Information concerning these securities is as follows:


                                                                                               VALUATION PER UNIT
                                 FACE AMOUNT   ACQUISITION     DELIVERY                              AS OF
           SECURITY             (IN THOUSANDS)   DATE            DATE         COST PER UNIT       JUNE 30, 1998
-----------------------------------------------------------------------------------------------------------------
NYS ERDA (RG&E):
5.95% due 9/01/33                 $ 7,000       9/03/97         9/02/98          100.000%            105.791%
5.95% due 9/01/33                   5,500       9/29/97         9/02/98          102.250             105.791
-----------------------------------------------------------------------------------------------------------------
Suffolk County IDA
(Huntington Res Rec):
5.55% due 10/01/04                  8,545       1/28/97         7/29/99          100.000             103.499
5.65% due 10/01/05                  9,180       1/28/97         7/29/99          100.000             104.222
5.75% due 10/01/06                  9,875       1/28/97         7/29/99          100.000             105.146
5.80% due 10/01/07                 10,615       1/28/97         7/29/99          100.000             105.381
5.85% due 10/01/08                 11,410       1/28/97         7/29/99          100.000             105.937
5.95% due 10/01/09                 12,265       1/28/97         7/29/99          100.000             106.841
6.00% due 10/01/10                 13,190       1/28/97         7/29/99          100.000             106.870
6.15% due 10/01/11                 14,170       1/28/97         7/29/99          100.000             107.676
6.25% due 10/01/12                 17,155       1/28/97         7/29/99          100.000             108.033
-----------------------------------------------------------------------------------------------------------------

NOTE 4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.54% of the first $100 million of the Fund's average annual net assets, 0.52% of the next $150 million, 0.47% of the next $1,750 million, 0.46% of the next $3 billion, and 0.45% of the net assets in excess of $5 billion. During the six months ended June 30, 1998, the Fund paid $7,767,963 to the Manager for management and investment advisory services.

Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the six months ended June 30, 1998, the Fund paid $496,927 to the Manager for accounting and pricing services.

OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. The Fund pays OFS an annual maintenance fee for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the six months ended June 30, 1998, the Fund paid a total of $836,067 to OFS for transfer and shareholder servicing agent fees.

For the six months ended June 30, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $10,407,935, of which $1,569,159 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to brokers/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $6,430,080 and $658,844, respectively, of which $13,345 was paid to an affiliated broker/dealer for Class B shares. During the six months ended June 30, 1998, OFDI received contingent deferred sales charges of $211,780 and $28,049, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

                          36 Rochester Fund Municipals

The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. Currently, the Board of Trustees has limited the rate to 0.15% per year on Class A shares. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended June 30, 1998, OFDI paid $13,202 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the six months ended June 30, 1998, OFDI retained $1,209,535 and $374,789, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. At June 30, 1998, OFDI had incurred excess distribution and servicing costs of $14,271,369 for Class B and $1,591,729 for Class C.

NOTE 5.  ILLIQUID AND RESTRICTED SECURITIES

At June 30, 1998, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily- available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid securities subject to this limitation at June 30, 1998 was $216,801,146, which represents 5.98% of the Fund's net assets.

NOTE 6. BANK BORROWINGS

The Fund may borrow up to 5% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with two other funds managed by the Manager in an unsecured line of credit with a bank, which permits borrowings up to $75 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.07% per annum. The commitment fee allocated to the Fund for the six months ended June 30, 1998 was $9,070.

The Fund had borrowings outstanding of $6,900,000 at June 30, 1998. For the six months ended June 30, 1998, the average monthly loan balance was $9,258,582 at an average interest rate of 6.220%. The maximum amount of borrowings outstanding at any month-end was $43,900,000.

                          37 Rochester Fund Municipals

ROCHESTER FUND MUNICIPALS
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES
  Bridget A. Macaskill, Chairman of the Board of Trustees and President John Cannon, Trustee
  Paul Y. Clinton, Trustee
  Thomas W. Courtney, Trustee
  Robert G. Galli, Trustee
  Lacy B. Herrmann, Trustee
  George Loft, Trustee
  Ronald H. Fielding, Vice President and Portfolio Manager
  George C. Bowen, Treasurer
  Robert J. Bishop, Assistant Treasurer
  Adele A. Campbell, Assistant Treasurer
  Scott T. Farrar, Assistant Treasurer
  Andrew J. Donohue, Secretary
  Robert G. Zack, Assistant Secretary

INVESTMENT ADVISOR
  OppenheimerFunds, Inc.

DISTRIBUTOR
  OppenheimerFunds Distributor, Inc.

TRANSFER AND SHAREHOLDER SERVICING AGENT
  OppenheimerFunds Services

CUSTODIAN OF PORTFOLIO SECURITIES
  Citibank, N.A.

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP

LEGAL COUNSEL
  Kirkpatrick & Lockhart LLP

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants. This is a copy of a report to shareholders of Rochester Fund Municipals. This report must be preceded or accompanied by a Prospectus of Rochester Fund Municipals. For material information concerning the Fund, see the Prospectus.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

OPPENHEIMERFUNDS FAMILY
--------------------------------------------------------------------------------

REAL ASSET FUNDS
  Real Asset Fund
  Gold & Special Minerals Fund

GLOBAL STOCK FUNDS
  Developing Markets Fund
  International Small Company Fund
  International Growth Fund
  Global Fund
  Quest Global Value Fund
  Global Growth & Income Fund

STOCK FUNDS
  Enterprise Fund
  Discovery Fund
  Quest Small Cap Value Fund
  MidCap Fund
  Capital Appreciation Fund
  Quest Capital Value Fund
  Growth Fund
  Disciplined Value Fund
  Quest Value Fund

STOCK & BOND FUNDS
  Main Street Income & Growth Fund
  Quest Opportunity Value Fund
  Total Return Fund
  Quest Balanced Value Fund(1)
  Equity Income Fund
  Disciplined Allocation Fund
  Multiple Strategies Fund
  Convertible Securities Fund(2)

TAXABLE BOND FUNDS
  International Bond Fund
  World Bond Fund
  High Yield Fund
  Champion Income Fund
  Strategic Income Fund
  Bond Fund
  U.S. Government Trust
  Limited-Term Government Fund

MUNICIPAL FUNDS
  California Municipal Fund(3)
  Florida Municipal Fund(3)
  New Jersey Municipal Fund(3)
  New York Municipal Fund(3)
  Pennsylvania Municipal Fund(3)
  Municipal Bond Fund
  Insured Municipal Fund
  Intermediate Municipal Fund

Rochester Division:
  Rochester Fund Municipals
  Limited Term New York Municipal Fund

MONEY MARKET FUNDS(4)
  Money Market Fund    Cash Reserves

(1) On 5/18/98, the Fund's name was changed from "Quest Growth & Income Value Fund".

(2)  On 4/28/98, the Fund's name was changed from "Bond Fund for Growth".

(3)  Available only to investors in certain states.

(4) An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Oppenheimer funds are distributed by
OppenheimerFunds Distributor, Inc. Two World Trade Center,
New York, NY 10048-0203.

(c) Copyright 1998 OppenheimerFunds, Inc. All rights reserved.


  38 Rochester Fund Municipals

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